Vanguard Long-Term Bond Index Fund

Schedule of Investments (unaudited)
As of March 31, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (46.4%)
U.S. Government Securities (45.1%)
	United States Treasury Note/Bond	1.500%	2/15/30	1,875	2,021
	United States Treasury Note/Bond	6.250%	5/15/30	26,845	41,010
	United States Treasury Note/Bond	5.375%	2/15/31	12,960	19,063
1	United States Treasury Note/Bond	4.500%	2/15/36	41,140	62,668
	United States Treasury Note/Bond	5.000%	5/15/37	4	7
	United States Treasury Note/Bond	4.375%	2/15/38	20,263	31,236
	United States Treasury Note/Bond	4.500%	5/15/38	17,455	27,331
	United States Treasury Note/Bond	3.500%	2/15/39	37,888	53,244
	United States Treasury Note/Bond	4.250%	5/15/39	36,392	55,901
	United States Treasury Note/Bond	4.500%	8/15/39	15,781	24,989
	United States Treasury Note/Bond	4.375%	11/15/39	21,210	33,283
	United States Treasury Note/Bond	4.625%	2/15/40	4,806	7,781
	United States Treasury Note/Bond	4.375%	5/15/40	42,578	67,100
	United States Treasury Note/Bond	3.875%	8/15/40	42,610	63,402
	United States Treasury Note/Bond	4.250%	11/15/40	51,300	79,803
	United States Treasury Note/Bond	4.750%	2/15/41	51,180	84,175
	United States Treasury Note/Bond	4.375%	5/15/41	42,045	66,017
	United States Treasury Note/Bond	3.750%	8/15/41	44,470	65,475
	United States Treasury Note/Bond	3.125%	11/15/41	42,977	57,831
	United States Treasury Note/Bond	3.125%	2/15/42	54,452	73,766
	United States Treasury Note/Bond	3.000%	5/15/42	47,225	62,795
	United States Treasury Note/Bond	2.750%	8/15/42	85,523	109,068
	United States Treasury Note/Bond	2.750%	11/15/42	86,703	110,641
	United States Treasury Note/Bond	3.125%	2/15/43	89,415	120,626
	United States Treasury Note/Bond	2.875%	5/15/43	124,375	161,998
	United States Treasury Note/Bond	3.625%	8/15/43	101,785	148,558
	United States Treasury Note/Bond	3.750%	11/15/43	110,415	164,398
	United States Treasury Note/Bond	3.625%	2/15/44	124,564	181,999
	United States Treasury Note/Bond	3.375%	5/15/44	93,037	130,630
	United States Treasury Note/Bond	3.125%	8/15/44	71,978	98,362
	United States Treasury Note/Bond	3.000%	11/15/44	56,631	75,390
	United States Treasury Note/Bond	2.500%	2/15/45	110,472	136,467
	United States Treasury Note/Bond	3.000%	5/15/45	123,460	166,864
	United States Treasury Note/Bond	2.875%	8/15/45	126,947	168,126
	United States Treasury Note/Bond	3.000%	11/15/45	106,025	143,896
	United States Treasury Note/Bond	2.500%	2/15/46	88,710	110,569
	United States Treasury Note/Bond	2.500%	5/15/46	106,406	132,458
	United States Treasury Note/Bond	2.250%	8/15/46	116,469	138,471
	United States Treasury Note/Bond	2.875%	11/15/46	120,964	160,655
	United States Treasury Note/Bond	3.000%	2/15/47	48,644	66,429
	United States Treasury Note/Bond	3.000%	5/15/47	104,486	143,178
1	United States Treasury Note/Bond	2.750%	8/15/47	132,996	174,370
	United States Treasury Note/Bond	2.750%	11/15/47	123,746	162,165
	United States Treasury Note/Bond	3.000%	2/15/48	125,720	172,845

United States Treasury Note/Bond	3.125%	5/15/48	113,086	158,921
United States Treasury Note/Bond	3.000%	8/15/48	165,935	228,860
United States Treasury Note/Bond	3.375%	11/15/48	151,671	223,478
United States Treasury Note/Bond	3.000%	2/15/49	143,896	199,049
United States Treasury Note/Bond	2.875%	5/15/49	124,270	168,521
United States Treasury Note/Bond	2.250%	8/15/49	111,170	134,515
United States Treasury Note/Bond	2.375%	11/15/49	108,850	135,655
United States Treasury Note/Bond	2.000%	2/15/50	118,121	137,168
				5,543,228
Agency Bonds and Notes (1.3%)
Federal Home Loan Banks	5.625%	3/14/36	1,000	1,535
Federal Home Loan Banks	5.500%	7/15/36	4,055	6,252
2 Federal Home Loan Mortgage Corp.	6.750%	3/15/31	9,514	14,815
2 Federal Home Loan Mortgage Corp.	6.250%	7/15/32	20,652	32,099
2 Federal Home Loan Mortgage Corp.	0.000%	11/15/38	40	28
2 Federal National Mortgage Assn.	7.250%	5/15/30	13,160	20,577
2 Federal National Mortgage Assn.	6.625%	11/15/30	9,200	14,067
2 Federal National Mortgage Assn.	5.625%	7/15/37	7,685	12,152
2 Federal National Mortgage Assn.	6.210%	8/6/38	770	1,310
Tennessee Valley Authority	7.125%	5/1/30	3,970	6,153
Tennessee Valley Authority	4.650%	6/15/35	4,510	6,054
Tennessee Valley Authority	5.880%	4/1/36	4,535	6,980
Tennessee Valley Authority	5.980%	4/1/36	1,000	1,553
Tennessee Valley Authority	6.150%	1/15/38	2,450	3,984
Tennessee Valley Authority	5.500%	6/15/38	1,175	1,801
Tennessee Valley Authority	5.250%	9/15/39	14,165	21,575
Tennessee Valley Authority	4.875%	1/15/48	2,650	4,344
Tennessee Valley Authority	5.375%	4/1/56	1,950	3,425
Tennessee Valley Authority	4.625%	9/15/60	1,400	2,258
Tennessee Valley Authority	4.250%	9/15/65	3,500	5,414
				166,376
Total U.S. Government and Agency Obligations (Cost $4,398,896)				5,709,604
Corporate Bonds (46.0%)
Finance (8.1%)
Banking (4.4%)
Ally Financial Inc.	8.000%	11/1/31	6,000	6,937
Ally Financial Inc.	8.000%	11/1/31	1,599	1,849
American Express Co.	4.050%	12/3/42	2,361	2,825
Bank of America Corp.	6.110%	1/29/37	6,400	8,064
3 Bank of America Corp.	4.244%	4/24/38	7,755	8,938
Bank of America Corp.	7.750%	5/14/38	5,298	7,596
3 Bank of America Corp.	4.078%	4/23/40	8,185	9,227
Bank of America Corp.	5.875%	2/7/42	3,765	5,290
Bank of America Corp.	5.000%	1/21/44	5,236	6,663
Bank of America Corp.	4.875%	4/1/44	1,238	1,325
Bank of America Corp.	4.750%	4/21/45	2,190	2,281
3 Bank of America Corp.	4.443%	1/20/48	2,210	2,541
3 Bank of America Corp.	3.946%	1/23/49	4,205	4,541
3 Bank of America Corp.	4.330%	3/15/50	8,340	9,966
3 Bank of America Corp.	4.083%	3/20/51	13,700	15,532
Barclays plc	5.250%	8/17/45	4,375	4,973
Barclays plc	4.950%	1/10/47	3,205	3,502
Citigroup Inc.	6.625%	6/15/32	5,655	6,744
Citigroup Inc.	5.875%	2/22/33	1,000	1,162
Citigroup Inc.	6.000%	10/31/33	2,145	2,592
Citigroup Inc.	6.125%	8/25/36	2,108	2,403

3 Citigroup Inc.	3.878%	1/24/39	4,025	4,240
Citigroup Inc.	8.125%	7/15/39	1,154	1,844
Citigroup Inc.	5.875%	1/30/42	3,600	4,824
Citigroup Inc.	6.675%	9/13/43	2,969	3,938
Citigroup Inc.	5.300%	5/6/44	4,424	5,187
Citigroup Inc.	4.650%	7/30/45	2,649	3,179
Citigroup Inc.	4.750%	5/18/46	4,925	5,411
3 Citigroup Inc.	4.281%	4/24/48	2,000	2,160
Citigroup Inc.	4.650%	7/23/48	5,000	6,025
Cooperatieve Rabobank UA	5.250%	5/24/41	3,050	3,778
Cooperatieve Rabobank UA	5.750%	12/1/43	2,505	3,081
Cooperatieve Rabobank UA	5.250%	8/4/45	5,191	6,555
Credit Suisse Group Funding Guernsey Ltd.	4.875%	5/15/45	4,995	5,983
Credit Suisse USA Inc.	7.125%	7/15/32	3,100	4,413
Fifth Third Bancorp	8.250%	3/1/38	3,113	4,325
First Republic Bank	4.375%	8/1/46	1,350	1,377
First Republic Bank	4.625%	2/13/47	1,275	1,436
Goldman Sachs Capital I	6.345%	2/15/34	2,000	2,360
Goldman Sachs Group Inc.	6.125%	2/15/33	1,050	1,354
Goldman Sachs Group Inc.	6.450%	5/1/36	2,417	2,925
Goldman Sachs Group Inc.	6.750%	10/1/37	18,222	24,009
3 Goldman Sachs Group Inc.	4.017%	10/31/38	4,350	4,606
3 Goldman Sachs Group Inc.	4.411%	4/23/39	4,000	4,353
Goldman Sachs Group Inc.	6.250%	2/1/41	9,681	13,410
Goldman Sachs Group Inc.	4.800%	7/8/44	2,870	3,397
Goldman Sachs Group Inc.	5.150%	5/22/45	6,925	7,624
Goldman Sachs Group Inc.	4.750%	10/21/45	2,446	2,920
HSBC Bank USA NA	5.875%	11/1/34	1,153	1,434
HSBC Bank USA NA	7.000%	1/15/39	2,425	2,952
HSBC Holdings plc	7.625%	5/17/32	3,149	4,508
HSBC Holdings plc	6.500%	5/2/36	10,576	12,859
HSBC Holdings plc	6.500%	9/15/37	8,045	9,614
HSBC Holdings plc	6.800%	6/1/38	100	125
HSBC Holdings plc	6.100%	1/14/42	2,420	3,119
HSBC Holdings plc	5.250%	3/14/44	3,102	3,347
JPMorgan Chase & Co.	8.750%	9/1/30	575	833
3 JPMorgan Chase & Co.	4.493%	3/24/31	6,000	6,937
JPMorgan Chase & Co.	6.400%	5/15/38	7,649	10,900
3 JPMorgan Chase & Co.	3.882%	7/24/38	6,545	7,314
JPMorgan Chase & Co.	5.500%	10/15/40	4,750	6,496
JPMorgan Chase & Co.	5.600%	7/15/41	4,900	6,799
JPMorgan Chase & Co.	5.400%	1/6/42	4,018	5,495
JPMorgan Chase & Co.	5.625%	8/16/43	6,100	8,090
JPMorgan Chase & Co.	4.850%	2/1/44	3,800	4,826
JPMorgan Chase & Co.	4.950%	6/1/45	6,114	7,688
3 JPMorgan Chase & Co.	4.260%	2/22/48	4,680	5,657
3 JPMorgan Chase & Co.	4.032%	7/24/48	3,855	4,494
3 JPMorgan Chase & Co.	3.964%	11/15/48	9,868	11,435
3 JPMorgan Chase & Co.	3.897%	1/23/49	3,200	3,692
Lloyds Banking Group plc	5.300%	12/1/45	1,955	1,724
Lloyds Banking Group plc	4.344%	1/9/48	5,000	4,952
Mitsubishi UFJ Financial Group Inc.	4.286%	7/26/38	2,372	2,530
Mitsubishi UFJ Financial Group Inc.	4.153%	3/7/39	2,095	2,036
Mitsubishi UFJ Financial Group Inc.	3.751%	7/18/39	4,250	4,261
3 Mizuho Financial Group Inc.	2.591%	5/25/31	1,000	949
3 Morgan Stanley	3.622%	4/1/31	6,000	6,241
Morgan Stanley	7.250%	4/1/32	2,000	2,741

3 Morgan Stanley	3.971%	7/22/38	7,560	8,146
3 Morgan Stanley	4.457%	4/22/39	2,422	2,757
Morgan Stanley	6.375%	7/24/42	5,410	7,831
Morgan Stanley	4.300%	1/27/45	8,175	9,943
Morgan Stanley	4.375%	1/22/47	3,770	4,609
Regions Bank	6.450%	6/26/37	1,650	1,963
Regions Financial Corp.	7.375%	12/10/37	1,000	1,250
3 Royal Bank of Scotland Group plc	3.754%	11/1/29	800	736
Wachovia Corp.	7.500%	4/15/35	1,490	1,962
Wachovia Corp.	5.500%	8/1/35	3,159	3,989
3 Wells Fargo & Co.	4.478%	4/4/31	7,000	7,911
Wells Fargo & Co.	5.375%	2/7/35	2,340	2,800
Wells Fargo & Co.	5.375%	11/2/43	6,210	7,452
Wells Fargo & Co.	5.606%	1/15/44	7,645	9,095
Wells Fargo & Co.	4.650%	11/4/44	6,003	6,733
Wells Fargo & Co.	3.900%	5/1/45	5,195	5,851
Wells Fargo & Co.	4.900%	11/17/45	7,181	8,186
Wells Fargo & Co.	4.400%	6/14/46	4,121	4,435
Wells Fargo & Co.	4.750%	12/7/46	5,860	6,759
3 Wells Fargo & Co.	5.013%	4/4/51	14,750	18,677
Wells Fargo & Co.	5.950%	12/1/86	304	381
Wells Fargo Bank NA	5.950%	8/26/36	1,255	1,600
Wells Fargo Bank NA	5.850%	2/1/37	2,236	2,999
Wells Fargo Bank NA	6.600%	1/15/38	2,404	3,318
3 Wells Fargo Capital X	5.950%	12/1/86	2,100	2,638
Westpac Banking Corp.	4.421%	7/24/39	1,750	1,722

Brokerage (0.2%)
BlackRock Inc.	2.400%	4/30/30	2,200	2,194
Brookfield Finance Inc.	4.700%	9/20/47	2,875	2,757
Brookfield Finance LLC	3.450%	4/15/50	1,800	1,438
CME Group Inc.	5.300%	9/15/43	2,865	3,892
CME Group Inc.	4.150%	6/15/48	900	1,155
Intercontinental Exchange Inc.	4.250%	9/21/48	1,650	1,912
Invesco Finance plc	5.375%	11/30/43	1,470	1,850
Jefferies Group LLC	6.250%	1/15/36	1,150	999
Jefferies Group LLC	6.500%	1/20/43	1,225	1,068
Legg Mason Inc.	5.625%	1/15/44	1,800	1,926
Raymond James Financial Inc.	4.650%	4/1/30	565	590
Raymond James Financial Inc.	4.950%	7/15/46	3,000	3,291

Finance Companies (0.3%)
GATX Corp.	5.200%	3/15/44	550	635
GE Capital International Funding Co.
Unlimited Co.	4.418%	11/15/35	33,031	35,641

Insurance (2.8%)
ACE Capital Trust II	9.700%	4/1/30	1,175	1,542
Aetna Inc.	6.625%	6/15/36	2,364	3,055
Aetna Inc.	6.750%	12/15/37	1,000	1,315
Aetna Inc.	4.500%	5/15/42	1,725	1,820
Aetna Inc.	4.125%	11/15/42	1,800	1,830
Aetna Inc.	4.750%	3/15/44	1,115	1,220
Aetna Inc.	3.875%	8/15/47	1,000	1,026
Aflac Inc.	3.600%	4/1/30	2,135	2,169
Aflac Inc.	4.000%	10/15/46	1,325	1,258
Aflac Inc.	4.750%	1/15/49	1,595	1,711

Alleghany Corp.	4.900%	9/15/44	975	993
Allstate Corp.	5.550%	5/9/35	1,000	1,342
Allstate Corp .	5.950%	4/1/36	1,400	1,887
Allstate Corp.	4.500%	6/15/43	1,750	2,113
Allstate Corp.	4.200%	12/15/46	2,671	3,181
Allstate Corp.	3.850%	8/10/49	1,250	1,420
3 Allstate Corp.	6.500%	5/15/67	1,730	1,899
American Financial Group Inc.	5.250%	4/2/30	680	661
American Financial Group Inc.	4.500%	6/15/47	1,970	1,941
American International Group Inc.	3.875%	1/15/35	3,011	2,941
American International Group Inc.	4.700%	7/10/35	2,450	2,561
American International Group Inc.	6.250%	5/1/36	3,441	4,071
American International Group Inc.	4.500%	7/16/44	5,564	5,792
American International Group Inc.	4.800%	7/10/45	2,391	2,524
American International Group Inc.	4.750%	4/1/48	1,285	1,361
American International Group Inc.	4.375%	1/15/55	3,000	2,867
3 American International Group Inc.	8.175%	5/15/68	1,000	1,150
Anthem Inc.	5.850%	1/15/36	1,300	1,694
Anthem Inc.	6.375%	6/15/37	1,350	1,869
Anthem Inc.	4.625%	5/15/42	3,052	3,280
Anthem Inc.	4.650%	1/15/43	2,596	2,884
Anthem Inc.	5.100%	1/15/44	2,220	2,641
Anthem Inc.	4.650%	8/15/44	3,852	4,145
Anthem Inc.	4.375%	12/1/47	4,900	5,283
Anthem Inc.	4.550%	3/1/48	2,239	2,510
Anthem Inc.	4.850%	8/15/54	500	564
Aon Corp.	6.250%	9/30/40	1,330	1,851
Aon plc	4.600%	6/14/44	1,875	2,191
Aon plc	4.750%	5/15/45	1,729	2,022
Arch Capital Finance LLC	5.031%	12/15/46	1,450	1,643
Arch Capital Group Ltd.	7.350%	5/1/34	975	1,374
Arch Capital Group US Inc.	5.144%	11/1/43	1,205	1,379
Assurant Inc.	6.750%	2/15/34	214	285
Athene Holding Ltd.	6.150%	4/3/30	910	908
AXA SA	8.600%	12/15/30	4,320	5,746
Berkshire Hathaway Finance Corp.	5.750%	1/15/40	2,483	3,406
Berkshire Hathaway Finance Corp.	4.400%	5/15/42	4,255	5,018
Berkshire Hathaway Finance Corp.	4.300%	5/15/43	2,515	2,951
Berkshire Hathaway Finance Corp.	4.200%	8/15/48	2,443	3,020
Berkshire Hathaway Finance Corp.	4.250%	1/15/49	5,735	7,063
Berkshire Hathaway Inc.	4.500%	2/11/43	3,194	3,834
Brighthouse Financial Inc.	4.700%	6/22/47	3,225	2,577
Chubb Corp.	6.000%	5/11/37	1,798	2,489
Chubb Corp.	6.500%	5/15/38	1,795	2,597
Chubb INA Holdings Inc.	6.700%	5/15/36	1,910	2,781
Chubb INA Holdings Inc.	4.150%	3/13/43	1,452	1,695
Chubb INA Holdings Inc.	4.350%	11/3/45	3,636	4,383
Cincinnati Financial Corp.	6.125%	11/1/34	1,000	1,403
Equitable Holdings Inc.	5.000%	4/20/48	5,375	5,101
Everest Reinsurance Holdings Inc.	4.868%	6/1/44	1,050	1,286
Hartford Financial Services Group Inc.	5.950%	10/15/36	2,070	2,592
Hartford Financial Services Group Inc.	6.100%	10/1/41	1,462	1,858
Hartford Financial Services Group Inc.	4.300%	4/15/43	1,325	1,397
Hartford Financial Services Group Inc.	4.400%	3/15/48	568	616
Hartford Financial Services Group Inc.	3.600%	8/19/49	1,000	939
Humana Inc.	4.625%	12/1/42	1,000	1,081
Humana Inc.	4.950%	10/1/44	2,557	2,897

Humana Inc.	4.800%	3/15/47	1,350	1,462
Humana Inc.	3.950%	8/15/49	650	634
Lincoln National Corp.	6.300%	10/9/37	730	866
Lincoln National Corp.	7.000%	6/15/40	1,655	2,326
Lincoln National Corp.	4.350%	3/1/48	1,575	1,526
Loews Corp.	6.000%	2/1/35	1,125	1,481
Loews Corp.	4.125%	5/15/43	1,590	1,669
Manulife Financial Corp.	5.375%	3/4/46	2,696	3,255
Markel Corp.	5.000%	4/5/46	1,590	1,648
Markel Corp.	4.300%	11/1/47	515	485
Markel Corp.	5.000%	5/20/49	426	443
Markel Corp.	4.150%	9/17/50	1,250	1,150
Marsh & McLennan Cos. Inc.	5.875%	8/1/33	645	798
Marsh & McLennan Cos. Inc.	4.750%	3/15/39	2,670	3,104
Marsh & McLennan Cos. Inc.	4.350%	1/30/47	2,100	2,349
Marsh & McLennan Cos. Inc.	4.200%	3/1/48	760	832
Marsh & McLennan Cos. Inc.	4.900%	3/15/49	1,354	1,728
MetLife Inc.	6.500%	12/15/32	2,175	2,883
MetLife Inc.	6.375%	6/15/34	2,047	2,732
MetLife Inc.	5.700%	6/15/35	4,602	5,925
MetLife Inc.	5.875%	2/6/41	2,398	3,076
MetLife Inc.	4.125%	8/13/42	1,400	1,493
MetLife Inc.	4.875%	11/13/43	2,886	3,229
MetLife Inc.	4.721%	12/15/44	1,750	1,929
MetLife Inc.	4.050%	3/1/45	2,000	2,019
MetLife Inc.	4.600%	5/13/46	1,500	1,635
3 MetLife Inc.	6.400%	12/15/66	2,345	2,450
3 MetLife Inc.	10.750%	8/1/69	840	1,159
3 Nationwide Financial Services Inc.	6.750%	5/15/87	1,125	1,202
Principal Financial Group Inc.	4.625%	9/15/42	975	1,043
Principal Financial Group Inc.	4.350%	5/15/43	2,807	2,865
Principal Financial Group Inc.	4.300%	11/15/46	1,630	1,802
Progressive Corp.	4.350%	4/25/44	2,455	2,917
Progressive Corp.	4.125%	4/15/47	2,913	3,440
Progressive Corp.	4.200%	3/15/48	1,335	1,611
Prudential Financial Inc.	5.750%	7/15/33	350	434
Prudential Financial Inc.	5.700%	12/14/36	3,215	4,081
Prudential Financial Inc.	6.625%	12/1/37	818	1,103
Prudential Financial Inc.	6.625%	6/21/40	1,414	1,917
Prudential Financial Inc.	6.200%	11/15/40	960	1,282
Prudential Financial Inc.	5.100%	8/15/43	1,195	1,445
Prudential Financial Inc.	4.600%	5/15/44	1,653	1,730
Prudential Financial Inc.	3.905%	12/7/47	2,000	1,942
Prudential Financial Inc.	3.935%	12/7/49	1,368	1,308
Prudential Financial Inc.	4.350%	2/25/50	2,450	2,498
Prudential Financial Inc.	3.700%	3/13/51	5,114	4,860
Selective Insurance Group Inc.	5.375%	3/1/49	800	1,035
Transatlantic Holdings Inc.	8.000%	11/30/39	1,045	1,430
Travelers Cos. Inc.	6.750%	6/20/36	1,050	1,512
Travelers Cos. Inc.	6.250%	6/15/37	2,615	3,645
Travelers Cos. Inc.	5.350%	11/1/40	2,250	2,957
Travelers Cos. Inc.	4.600%	8/1/43	1,413	1,753
Travelers Cos. Inc.	4.300%	8/25/45	925	1,109
Travelers Cos. Inc.	3.750%	5/15/46	2,055	2,289
Travelers Cos. Inc.	4.000%	5/30/47	1,575	1,833
Travelers Cos. Inc.	4.050%	3/7/48	1,000	1,177
Travelers Cos. Inc.	4.100%	3/4/49	1,500	1,781

Travelers Property Casualty Corp.	6.375%	3/15/33	1,670	2,361
UnitedHealth Group Inc.	4.625%	7/15/35	4,336	5,038
UnitedHealth Group Inc.	5.800%	3/15/36	2,270	2,949
UnitedHealth Group Inc.	6.500%	6/15/37	1,565	2,167
UnitedHealth Group Inc.	6.625%	11/15/37	1,225	1,724
UnitedHealth Group Inc.	6.875%	2/15/38	3,086	4,458
UnitedHealth Group Inc.	3.500%	8/15/39	6,145	6,645
UnitedHealth Group Inc .	5.700%	10/15/40	325	436
UnitedHealth Group Inc.	5.950%	2/15/41	1,075	1,471
UnitedHealth Group Inc.	4.625%	11/15/41	1,950	2,344
UnitedHealth Group Inc.	4.375%	3/15/42	1,885	2,190
UnitedHealth Group Inc.	3.950%	10/15/42	2,780	3,117
UnitedHealth Group Inc.	4.250%	3/15/43	2,658	3,046
UnitedHealth Group Inc.	4.750%	7/15/45	1,255	1,555
UnitedHealth Group Inc.	4.200%	1/15/47	1,729	1,987
UnitedHealth Group Inc.	4.250%	4/15/47	2,177	2,511
UnitedHealth Group Inc.	3.750%	10/15/47	2,495	2,699
UnitedHealth Group Inc.	4.250%	6/15/48	4,474	5,318
UnitedHealth Group Inc.	4.450%	12/15/48	3,350	4,189
UnitedHealth Group Inc.	3.700%	8/15/49	2,660	2,996
UnitedHealth Group Inc.	3.875%	8/15/59	2,920	3,224
Unum Group	5.750%	8/15/42	1,000	981
Unum Group	4.500%	12/15/49	1,000	775
Voya Financial Inc.	5.700%	7/15/43	1,400	1,642
Voya Financial Inc.	4.800%	6/15/46	700	749
Willis North America Inc.	5.050%	9/15/48	1,460	1,760
Willis North America Inc.	3.875%	9/15/49	1,950	2,029
WR Berkley Corp.	4.750%	8/1/44	1,205	1,219
XLIT Ltd.	5.250%	12/15/43	950	1,117
XLIT Ltd.	5.500%	3/31/45	1,500	1,800

Real Estate Investment Trusts (0.4%)
Alexandria Real Estate Equities Inc.	4.700%	7/1/30	1,475	1,566
Alexandria Real Estate Equities Inc.	3.375%	8/15/31	2,065	1,891
Alexandria Real Estate Equities Inc.	4.850%	4/15/49	950	981
Alexandria Real Estate Equities Inc.	4.000%	2/1/50	2,050	1,920
AvalonBay Communities Inc.	3.900%	10/15/46	1,290	1,279
AvalonBay Communities Inc.	4.150%	7/1/47	775	827
AvalonBay Communities Inc.	4.350%	4/15/48	360	385
Camden Property Trust	3.350%	11/1/49	750	634
Duke Realty LP	3.050%	3/1/50	750	594
ERP Operating LP	4.500%	7/1/44	1,875	1,998
ERP Operating LP	4.500%	6/1/45	1,225	1,342
ERP Operating LP	4.000%	8/1/47	1,375	1,402
Essex Portfolio LP	2.650%	3/15/32	1,845	1,629
Essex Portfolio LP	4.500%	3/15/48	1,180	1,194
Federal Realty Investment Trust	4.500%	12/1/44	1,610	1,754
Healthpeak Properties Inc.	6.750%	2/1/41	675	854
Kimco Realty Corp.	4.250%	4/1/45	1,725	1,510
Kimco Realty Corp.	4.125%	12/1/46	1,500	1,331
Kimco Realty Corp.	4.450%	9/1/47	1,425	1,290
Kimco Realty Corp.	3.700%	10/1/49	175	146
Mid-America Apartments LP	2.750%	3/15/30	3	3
National Retail Properties Inc.	2.500%	4/15/30	1,200	1,071
National Retail Properties Inc.	4.800%	10/15/48	1,000	1,050
National Retail Properties Inc.	3.100%	4/15/50	1,025	777
Omega Healthcare Investors Inc.	3.625%	10/1/29	1	1

Prologis LP	2.250%	4/15/30	1,800	1,613
Prologis LP	4.375%	9/15/48	1,100	1,134
Prologis LP	3.000%	4/15/50	1,620	1,355
Realty Income Corp.	4.650%	3/15/47	2,231	2,192
Regency Centers LP	4.400%	2/1/47	1,450	1,458
Regency Centers LP	4.650%	3/15/49	975	1,030
Simon Property Group LP	6.750%	2/1/40	887	1,114
Simon Property Group LP	4.750%	3/15/42	1,125	1,132
Simon Property Group LP	4.250%	10/1/44	1,695	1,564
Simon Property Group LP	4.250%	11/30/46	1,900	1,788
Simon Property Group LP	3.250%	9/13/49	3,100	2,493
UDR Inc.	3.000%	8/15/31	1,300	1,254
UDR Inc.	3.100%	11/1/34	995	901
Ventas Realty LP	4.750%	11/15/30	1,225	1,223
Ventas Realty LP	5.700%	9/30/43	1,070	1,128
Ventas Realty LP	4.375%	2/1/45	325	286
Ventas Realty LP	4.875%	4/15/49	1,100	1,057
Welltower Inc.	6.500%	3/15/41	1,000	1,244
Welltower Inc.	4.950%	9/1/48	1,000	1,031
				994,917
Industrial (32.2%)
Basic Industry (1.7%)
Albemarle Corp.	5.450%	12/1/44	1,025	1,084
ArcelorMittal	7.000%	10/15/39	2,251	2,234
ArcelorMittal	6.750%	3/1/41	1,891	1,853
Barrick Gold Corp.	6.450%	10/15/35	845	922
Barrick Gold Corp.	5.250%	4/1/42	1,904	2,234
Barrick North America Finance LLC	5.700%	5/30/41	3,000	3,482
Barrick North America Finance LLC	5.750%	5/1/43	2,016	2,617
Barrick PD Australia Finance Pty Ltd.	5.950%	10/15/39	2,157	2,591
BHP Billiton Finance USA Ltd.	4.125%	2/24/42	2,505	2,851
BHP Billiton Finance USA Ltd.	5.000%	9/30/43	5,321	6,880
Celulosa Arauco y Constitucion SA	5.500%	11/2/47	1,500	1,194
Dow Chemical Co.	4.250%	10/1/34	2,005	1,886
Dow Chemical Co.	9.400%	5/15/39	2,667	4,019
Dow Chemical Co.	5.250%	11/15/41	2,858	2,971
Dow Chemical Co.	4.375%	11/15/42	2,624	2,619
Dow Chemical Co.	4.625%	10/1/44	1,200	1,146
Dow Chemical Co.	5.550%	11/30/48	3,050	3,421
Dow Chemical Co.	4.800%	5/15/49	2,050	2,084
DuPont de Nemours Inc.	5.319%	11/15/38	4,920	5,456
DuPont de Nemours Inc.	5.419%	11/15/48	5,669	6,481
Eastman Chemical Co.	4.800%	9/1/42	1,615	1,684
Eastman Chemical Co.	4.650%	10/15/44	3,520	3,797
Ecolab Inc.	3.950%	12/1/47	4,364	4,547
FMC Corp.	4.500%	10/1/49	1,400	1,397
Georgia-Pacific LLC	8.875%	5/15/31	1,394	2,113
International Flavors & Fragrances Inc.	4.375%	6/1/47	1,555	1,443
International Flavors & Fragrances Inc.	5.000%	9/26/48	2,400	2,450
International Paper Co.	5.000%	9/15/35	2,259	2,631
International Paper Co.	7.300%	11/15/39	2,635	3,493
International Paper Co.	6.000%	11/15/41	1,695	2,039
International Paper Co.	4.800%	6/15/44	1,517	1,560
International Paper Co.	5.150%	5/15/46	1,000	1,072
International Paper Co.	4.400%	8/15/47	3,435	3,436
International Paper Co.	4.350%	8/15/48	2,000	2,056
Lubrizol Corp.	6.500%	10/1/34	675	874

LYB International Finance BV	5.250%	7/15/43	1,905	1,980
LYB International Finance BV	4.875%	3/15/44	3,722	4,015
LYB International Finance III LLC	4.200%	10/15/49	370	362
LyondellBasell Industries NV	4.625%	2/26/55	3,175	3,008
Mosaic Co.	5.450%	11/15/33	1,000	940
Mosaic Co.	4.875%	11/15/41	1,050	851
Mosaic Co.	5.625%	11/15/43	1,000	902
Newmont Corp.	2.250%	10/1/30	500	463
Newmont Corp.	5.875%	4/1/35	1,160	1,427
Newmont Corp.	6.250%	10/1/39	3,200	4,096
Newmont Corp.	4.875%	3/15/42	4,000	4,701
Newmont Corp.	5.450%	6/9/44	1,000	1,181
Nucor Corp.	6.400%	12/1/37	2,400	3,168
Nucor Corp.	5.200%	8/1/43	1,582	1,876
Nucor Corp.	4.400%	5/1/48	1,600	1,769
Nutrien Ltd.	4.125%	3/15/35	1,400	1,688
Nutrien Ltd.	5.875%	12/1/36	1,090	1,247
Nutrien Ltd.	5.625%	12/1/40	1,505	1,679
Nutrien Ltd.	6.125%	1/15/41	1,185	1,423
Nutrien Ltd.	4.900%	6/1/43	1,675	1,811
Nutrien Ltd.	5.250%	1/15/45	1,390	1,524
Nutrien Ltd.	5.000%	4/1/49	2,250	2,590
Packaging Corp. of America	4.050%	12/15/49	1,205	1,197
Praxair Inc.	3.550%	11/7/42	1,868	1,770
Rio Tinto Alcan Inc.	7.250%	3/15/31	1,292	1,731
Rio Tinto Alcan Inc.	6.125%	12/15/33	150	197
Rio Tinto Alcan Inc.	5.750%	6/1/35	2,650	3,352
Rio Tinto Finance USA Ltd.	5.200%	11/2/40	1,181	1,499
Rio Tinto Finance USA plc	4.750%	3/22/42	1,550	1,918
Rio Tinto Finance USA plc	4.125%	8/21/42	2,536	3,010
RPM International Inc.	5.250%	6/1/45	1,000	1,029
RPM International Inc.	4.250%	1/15/48	925	856
Sherwin-Williams Co.	4.000%	12/15/42	750	764
Sherwin-Williams Co.	4.550%	8/1/45	1,535	1,608
Sherwin-Williams Co.	4.500%	6/1/47	4,766	5,431
Sherwin-Williams Co.	3.800%	8/15/49	1,000	947
Southern Copper Corp.	7.500%	7/27/35	2,325	2,574
Southern Copper Corp.	6.750%	4/16/40	3,693	4,305
Southern Copper Corp.	5.250%	11/8/42	3,118	3,199
Southern Copper Corp.	5.875%	4/23/45	1,930	2,038
Steel Dynamics Inc.	3.450%	4/15/30	1,000	905
Teck Resources Ltd.	6.125%	10/1/35	2,775	2,542
Teck Resources Ltd.	6.000%	8/15/40	1,950	1,677
Teck Resources Ltd.	6.250%	7/15/41	2,920	2,476
Teck Resources Ltd.	5.400%	2/1/43	250	198
Vale Overseas Ltd.	8.250%	1/17/34	1,908	2,270
Vale Overseas Ltd.	6.875%	11/21/36	6,296	6,902
Vale Overseas Ltd.	6.875%	11/10/39	3,100	3,375
Vale SA	5.625%	9/11/42	1,485	1,448
Westlake Chemical Corp.	5.000%	8/15/46	2,000	1,730
Westlake Chemical Corp.	4.375%	11/15/47	2,055	1,626
WestRock MWV LLC	7.950%	2/15/31	1,141	1,469
Weyerhaeuser Co.	7.375%	3/15/32	1,608	1,986
WRKCO Inc.	4.200%	6/1/32	2,000	2,082

Capital Goods (2.4%)
3M Co.	3.050%	4/15/30	1,000	1,043

3M Co.	5.700%	3/15/37	1,000	1,377
3M Co.	3.875%	6/15/44	520	587
3M Co.	3.125%	9/19/46	1,350	1,334
3M Co.	3.625%	10/15/47	2,000	2,145
3M Co.	4.000%	9/14/48	1,125	1,280
3M Co.	3.250%	8/26/49	1,175	1,216
3M Co.	3.700%	4/15/50	3,000	3,308
ABB Finance USA Inc.	4.375%	5/8/42	1,951	2,131
Avery Dennison Corp.	2.650%	4/30/30	1,250	1,165
Boeing Co.	6.125%	2/15/33	1,170	1,274
Boeing Co.	3.600%	5/1/34	2,450	2,197
Boeing Co.	3.250%	2/1/35	1,000	867
Boeing Co.	6.625%	2/15/38	925	928
Boeing Co.	3.550%	3/1/38	550	475
Boeing Co.	3.500%	3/1/39	1,275	1,114
Boeing Co.	6.875%	3/15/39	1,238	1,278
Boeing Co.	5.875%	2/15/40	1,865	1,762
Boeing Co.	3.375%	6/15/46	1,320	1,121
Boeing Co.	3.650%	3/1/47	1,600	1,428
Boeing Co.	3.625%	3/1/48	1,450	1,263
Boeing Co.	3.850%	11/1/48	1,270	1,152
Boeing Co.	3.900%	5/1/49	2,650	2,396
Boeing Co.	3.750%	2/1/50	150	137
Boeing Co.	3.825%	3/1/59	2,000	1,762
Boeing Co.	3.950%	8/1/59	550	497
4 Carrier Global Corp.	3.377%	4/5/40	3,800	3,438
4 Carrier Global Corp.	3.577%	4/5/50	6,271	5,420
Caterpillar Inc.	5.300%	9/15/35	1,100	1,430
Caterpillar Inc.	6.050%	8/15/36	1,915	2,574
Caterpillar Inc.	5.200%	5/27/41	2,482	3,161
Caterpillar Inc.	3.803%	8/15/42	3,236	3,618
Caterpillar Inc.	3.250%	9/19/49	2,825	2,836
Caterpillar Inc.	4.750%	5/15/64	2,571	3,530
Crane Co.	4.200%	3/15/48	1,150	1,084
Deere & Co.	3.100%	4/15/30	1,775	1,892
Deere & Co.	3.900%	6/9/42	3,206	3,491
Deere & Co.	2.875%	9/7/49	3,300	3,112
Deere & Co.	3.750%	4/15/50	2,000	2,315
Dover Corp.	5.375%	10/15/35	1,275	1,524
Dover Corp.	5.375%	3/1/41	1,050	1,280
Eaton Corp.	4.000%	11/2/32	2,000	2,084
Eaton Corp.	4.150%	11/2/42	1,231	1,368
Eaton Corp.	3.915%	9/15/47	1,050	1,100
Fortive Corp.	4.300%	6/15/46	1,231	1,256
General Dynamics Corp.	3.600%	11/15/42	1,955	2,050
General Electric Co.	6.750%	3/15/32	8,727	10,400
General Electric Co.	6.150%	8/7/37	3,934	4,633
General Electric Co.	5.875%	1/14/38	7,988	9,388
General Electric Co.	6.875%	1/10/39	1,995	2,565
General Electric Co.	4.125%	10/9/42	4,285	4,178
General Electric Co.	4.500%	3/11/44	2,326	2,382
Honeywell International Inc.	5.700%	3/15/36	985	1,260
Honeywell International Inc.	5.700%	3/15/37	1,165	1,462
Honeywell International Inc.	5.375%	3/1/41	1,345	1,681
Honeywell International Inc.	3.812%	11/21/47	1,300	1,442
4 Huntington Ingalls Industries Inc.	4.200%	5/1/30	1,425	1,482
Illinois Tool Works Inc.	4.875%	9/15/41	2,533	2,977

Illinois Tool Works Inc.	3.900%	9/1/42	3,378	3,728
Ingersoll-Rand Global Holding Co. Ltd.	5.750%	6/15/43	2,090	2,541
Ingersoll-Rand Global Holding Co. Ltd.	4.300%	2/21/48	700	733
Ingersoll-Rand Luxembourg Finance SA	4.650%	11/1/44	825	873
Ingersoll-Rand Luxembourg Finance SA	4.500%	3/21/49	700	732
Johnson Controls International plc	6.000%	1/15/36	609	758
Johnson Controls International plc	4.625%	7/2/44	2,800	2,861
Johnson Controls International plc	5.125%	9/14/45	303	321
Johnson Controls International plc	4.500%	2/15/47	1,625	1,687
Johnson Controls International plc	4.950%	7/2/64	1,415	1,456
L3Harris Technologies Inc.	4.854%	4/27/35	1,300	1,424
L3Harris Technologies Inc.	6.150%	12/15/40	1,045	1,389
L3Harris Technologies Inc.	5.054%	4/27/45	1,920	2,129
Lockheed Martin Corp.	3.600%	3/1/35	1,375	1,515
Lockheed Martin Corp.	4.500%	5/15/36	2,175	2,323
Lockheed Martin Corp.	6.150%	9/1/36	1,109	1,430
Lockheed Martin Corp.	5.720%	6/1/40	2,014	2,525
Lockheed Martin Corp.	4.070%	12/15/42	4,145	4,812
Lockheed Martin Corp.	3.800%	3/1/45	3,957	4,292
Lockheed Martin Corp.	4.700%	5/15/46	4,237	5,227
Lockheed Martin Corp.	4.090%	9/15/52	3,361	4,077
Martin Marietta Materials Inc.	4.250%	12/15/47	2,150	2,146
Masco Corp.	4.500%	5/15/47	924	787
Northrop Grumman Corp.	5.050%	11/15/40	800	987
Northrop Grumman Corp.	4.750%	6/1/43	4,232	5,119
Northrop Grumman Corp.	3.850%	4/15/45	2,691	2,764
Northrop Grumman Corp.	4.030%	10/15/47	6,805	7,768
Northrop Grumman Systems Corp.	7.750%	2/15/31	965	1,326
Oshkosh Corp.	3.100%	3/1/30	900	823
4 Otis Worldwide Corp.	3.112%	2/15/40	1,200	1,128
Owens Corning	7.000%	12/1/36	505	570
Owens Corning	4.300%	7/15/47	2,375	2,107
Owens Corning	4.400%	1/30/48	1,300	1,171
Parker-Hannifin Corp.	4.200%	11/21/34	1,875	1,975
Parker-Hannifin Corp.	6.250%	5/15/38	760	990
Parker-Hannifin Corp.	4.450%	11/21/44	1,560	1,664
Parker-Hannifin Corp.	4.100%	3/1/47	2,672	2,734
Parker-Hannifin Corp.	4.000%	6/14/49	2,750	2,863
Precision Castparts Corp.	3.900%	1/15/43	600	624
Precision Castparts Corp.	4.375%	6/15/45	2,424	2,632
Raytheon Co.	4.875%	10/15/40	1,875	2,234
Raytheon Co.	4.700%	12/15/41	1,850	2,151
Raytheon Technologies Corp.	6.050%	6/1/36	2,150	2,864
Raytheon Technologies Corp.	6.125%	7/15/38	2,000	2,666
Raytheon Technologies Corp.	4.450%	11/16/38	3,100	3,491
Raytheon Technologies Corp.	5.700%	4/15/40	5,279	6,518
Raytheon Technologies Corp.	4.500%	6/1/42	9,100	10,546
Raytheon Technologies Corp.	4.150%	5/15/45	1,849	2,063
Raytheon Technologies Corp.	3.750%	11/1/46	2,300	2,369
Raytheon Technologies Corp.	4.050%	5/4/47	1,000	1,098
Raytheon Technologies Corp.	4.625%	11/16/48	5,000	5,913
Republic Services Inc.	6.200%	3/1/40	1,060	1,436
Republic Services Inc.	5.700%	5/15/41	1,280	1,717
Republic Services Inc.	3.050%	3/1/50	1,300	1,145
Rockwell Automation Inc.	4.200%	3/1/49	1,850	2,105
Rockwell Collins Inc.	4.800%	12/15/43	1,075	1,195
Rockwell Collins Inc.	4.350%	4/15/47	3,330	3,645

Snap-on Inc.	4.100%	3/1/48	1,195	1,324
Sonoco Products Co.	5.750%	11/1/40	1,950	2,270
Stanley Black & Decker Inc.	5.200%	9/1/40	925	1,119
Stanley Black & Decker Inc.	4.850%	11/15/48	1,800	2,062
Valmont Industries Inc.	5.000%	10/1/44	1,475	1,445
Valmont Industries Inc.	5.250%	10/1/54	1,050	977
Vulcan Materials Co.	4.500%	6/15/47	3,710	3,736
Waste Connections Inc.	2.600%	2/1/30	2	2
Waste Connections Inc.	3.050%	4/1/50	1,250	1,099
Waste Management Inc.	3.900%	3/1/35	1,940	2,081
Waste Management Inc.	4.000%	7/15/39	731	795
Waste Management Inc.	4.100%	3/1/45	1,945	2,152
Waste Management Inc.	4.150%	7/15/49	2,730	3,252
WW Grainger Inc.	4.600%	6/15/45	2,870	3,375
WW Grainger Inc.	3.750%	5/15/46	1,235	1,209
WW Grainger Inc.	4.200%	5/15/47	1,336	1,416
Xylem Inc.	4.375%	11/1/46	1,225	1,319

Communication (6.5%)
Activision Blizzard Inc.	4.500%	6/15/47	1,550	1,913
America Movil SAB de CV	6.375%	3/1/35	3,385	4,433
America Movil SAB de CV	6.125%	11/15/37	1,000	1,285
America Movil SAB de CV	6.125%	3/30/40	5,840	7,469
America Movil SAB de CV	4.375%	7/16/42	5,226	5,607
America Movil SAB de CV	4.375%	4/22/49	3,550	3,863
American Tower Corp.	3.700%	10/15/49	1,100	1,022
AT&T Inc.	6.150%	9/15/34	200	263
AT&T Inc.	4.500%	5/15/35	6,834	7,319
AT&T Inc.	5.250%	3/1/37	10,750	12,498
AT&T Inc.	4.900%	8/15/37	2,000	2,242
AT&T Inc.	4.850%	3/1/39	5,675	6,415
AT&T Inc.	6.350%	3/15/40	1,960	2,497
AT&T Inc.	6.100%	7/15/40	440	550
AT&T Inc.	6.000%	8/15/40	4,873	6,090
AT&T Inc.	5.350%	9/1/40	5,825	6,763
AT&T Inc.	6.375%	3/1/41	3,675	4,606
AT&T Inc.	5.550%	8/15/41	3,898	4,579
AT&T Inc.	5.375%	10/15/41	2,866	3,277
AT&T Inc.	5.150%	3/15/42	4,665	5,367
AT&T Inc.	4.900%	6/15/42	4,270	4,749
AT&T Inc.	4.300%	12/15/42	6,866	7,281
AT&T Inc.	5.350%	12/15/43	2,100	2,286
AT&T Inc.	4.650%	6/1/44	3,700	3,985
AT&T Inc.	4.800%	6/15/44	7,675	8,541
AT&T Inc.	4.350%	6/15/45	8,317	8,778
AT&T Inc.	4.850%	7/15/45	578	651
AT&T Inc.	4.750%	5/15/46	9,706	10,763
AT&T Inc.	5.150%	11/15/46	8,695	10,476
AT&T Inc.	5.450%	3/1/47	8,095	9,858
AT&T Inc.	4.500%	3/9/48	6,862	7,437
AT&T Inc.	4.550%	3/9/49	8,204	8,823
AT&T Inc.	5.150%	2/15/50	6,400	7,474
AT&T Inc.	5.700%	3/1/57	2,550	3,060
AT&T Inc.	5.300%	8/15/58	1,450	1,424
Bell Canada Inc.	4.300%	7/29/49	4,840	5,595
British Telecommunications plc	9.625%	12/15/30	5,890	9,161

Charter Communications Operating LLC /
Charter Communications Operating Capital	6.384%	10/23/35	5,964	7,087
Charter Communications Operating LLC /
Charter Communications Operating Capital	5.375%	4/1/38	2,700	2,947
Charter Communications Operating LLC /
Charter Communications Operating Capital	6.484%	10/23/45	7,997	9,815
Charter Communications Operating LLC /
Charter Communications Operating Capital	5.375%	5/1/47	6,923	7,467
Charter Communications Operating LLC /
Charter Communications Operating Capital	5.750%	4/1/48	7,400	8,391
Charter Communications Operating LLC /
Charter Communications Operating Capital	5.125%	7/1/49	3,700	3,947
Charter Communications Operating LLC /
Charter Communications Operating Capital	4.800%	3/1/50	7,662	7,972
Charter Communications Operating LLC /
Charter Communications Operating Capital	6.834%	10/23/55	1,360	1,627
Comcast Corp.	3.400%	4/1/30	5,000	5,398
Comcast Corp.	4.250%	10/15/30	3,711	4,311
Comcast Corp.	4.250%	1/15/33	7,214	8,377
Comcast Corp.	7.050%	3/15/33	1,905	2,599
Comcast Corp.	4.200%	8/15/34	2,653	3,028
Comcast Corp.	5.650%	6/15/35	1,000	1,328
Comcast Corp.	4.400%	8/15/35	2,900	3,411
Comcast Corp.	6.500%	11/15/35	4,145	5,904
Comcast Corp.	3.200%	7/15/36	2,000	2,089
Comcast Corp.	6.450%	3/15/37	3,025	4,100
Comcast Corp.	6.950%	8/15/37	3,738	5,320
Comcast Corp.	3.900%	3/1/38	3,750	4,155
Comcast Corp.	6.400%	5/15/38	1,431	1,937
Comcast Corp.	4.600%	10/15/38	5,325	6,455
Comcast Corp.	3.250%	11/1/39	4,240	4,451
Comcast Corp.	6.400%	3/1/40	1,406	1,916
Comcast Corp .	3.750%	4/1/40	2,000	2,195
Comcast Corp.	4.650%	7/15/42	4,280	5,377
Comcast Corp.	4.500%	1/15/43	1,570	1,884
Comcast Corp.	4.750%	3/1/44	3,251	4,099
Comcast Corp.	4.600%	8/15/45	6,150	7,536
Comcast Corp.	3.400%	7/15/46	5,074	5,418
Comcast Corp.	4.000%	8/15/47	2,000	2,296
Comcast Corp.	3.969%	11/1/47	8,210	9,479
Comcast Corp.	4.000%	3/1/48	300	348
Comcast Corp.	4.700%	10/15/48	2,900	3,736
Comcast Corp.	3.999%	11/1/49	8,072	9,569
Comcast Corp.	3.450%	2/1/50	5,600	6,029
Comcast Corp.	4.049%	11/1/52	1,443	1,722
Comcast Corp.	4.950%	10/15/58	7,000	9,339
Crown Castle International Corp.	3.300%	7/1/30	1,000	992
Crown Castle International Corp.	4.750%	5/15/47	1,408	1,407
Crown Castle International Corp.	5.200%	2/15/49	2,675	2,907
Crown Castle International Corp.	4.150%	7/1/50	700	692
Deutsche Telekom International Finance BV	8.750%	6/15/30	11,000	14,950
Deutsche Telekom International Finance BV	9.250%	6/1/32	100	148
Discovery Communications LLC	5.000%	9/20/37	3,366	3,332
Discovery Communications LLC	6.350%	6/1/40	2,590	2,955
Discovery Communications LLC	4.950%	5/15/42	2,733	2,634
Discovery Communications LLC	4.875%	4/1/43	3,480	3,304
Discovery Communications LLC	5.200%	9/20/47	2,305	2,254

Discovery Communications LLC	5.300%	5/15/49	2,489	2,526
5 Fox Corp.	3.500%	4/8/30	800	798
4 Fox Corp.	5.476%	1/25/39	4,685	5,476
4 Fox Corp.	5.576%	1/25/49	4,800	5,781
Grupo Televisa SAB	8.500%	3/11/32	1,085	1,538
Grupo Televisa SAB	6.625%	1/15/40	1,328	1,522
Grupo Televisa SAB	5.000%	5/13/45	1,000	993
Grupo Televisa SAB	6.125%	1/31/46	2,650	3,030
Grupo Televisa SAB	5.250%	5/24/49	1,400	1,448
Interpublic Group of Cos. Inc.	5.400%	10/1/48	2,400	2,530
Koninklijke KPN NV	8.375%	10/1/30	2,000	2,569
Moody's Corp.	5.250%	7/15/44	1,900	2,349
NBCUniversal Media LLC	6.400%	4/30/40	2,440	3,637
NBCUniversal Media LLC	5.950%	4/1/41	3,676	5,087
NBCUniversal Media LLC	4.450%	1/15/43	3,750	4,479
Omnicom Group Inc.	2.450%	4/30/30	1,400	1,312
Omnicom Group Inc.	4.200%	6/1/30	1,100	1,139
Orange SA	9.000%	3/1/31	7,989	12,122
Orange SA	5.375%	1/13/42	1,525	1,920
Orange SA	5.500%	2/6/44	1,941	2,512
Rogers Communications Inc.	7.500%	8/15/38	1,000	1,520
Rogers Communications Inc.	4.500%	3/15/43	1,950	2,192
Rogers Communications Inc.	5.000%	3/15/44	4,049	4,890
Rogers Communications Inc.	4.300%	2/15/48	1,000	1,136
Rogers Communications Inc.	4.350%	5/1/49	6,397	7,238
Rogers Communications Inc.	3.700%	11/15/49	1,800	1,858
S&P Global Inc.	4.500%	5/15/48	2,200	2,785
S&P Global Inc.	3.250%	12/1/49	850	847
Telefonica Emisiones SAU	7.045%	6/20/36	6,100	7,625
Telefonica Emisiones SAU	4.665%	3/6/38	2,191	2,206
Telefonica Emisiones SAU	5.213%	3/8/47	7,622	8,565
Telefonica Emisiones SAU	4.895%	3/6/48	4,047	4,220
Telefonica Emisiones SAU	5.520%	3/1/49	4,100	4,505
Telefonica Europe BV	8.250%	9/15/30	3,769	5,419
TELUS Corp.	4.600%	11/16/48	1,000	1,114
TELUS Corp.	4.300%	6/15/49	1,100	1,159
Thomson Reuters Corp.	5.500%	8/15/35	1,790	2,144
Thomson Reuters Corp.	5.850%	4/15/40	1,365	1,631
Thomson Reuters Corp.	5.650%	11/23/43	600	715
Time Warner Cable LLC	6.550%	5/1/37	750	882
Time Warner Cable LLC	7.300%	7/1/38	4,000	4,927
Time Warner Cable LLC	6.750%	6/15/39	5,109	5,835
Time Warner Cable LLC	5.875%	11/15/40	3,738	3,951
Time Warner Cable LLC	5.500%	9/1/41	3,823	4,035
Time Warner Cable LLC	4.500%	9/15/42	4,925	4,646
Time Warner Entertainment Co. LP	8.375%	7/15/33	2,386	3,152
Verizon Communications Inc.	4.500%	8/10/33	5,766	6,932
Verizon Communications Inc.	6.400%	9/15/33	610	827
Verizon Communications Inc.	4.400%	11/1/34	10,719	12,539
Verizon Communications Inc.	4.272%	1/15/36	7,978	9,326
Verizon Communications Inc.	5.250%	3/16/37	8,053	10,291
Verizon Communications Inc.	4.812%	3/15/39	4,875	5,999
Verizon Communications Inc.	4.750%	11/1/41	2,860	3,330
Verizon Communications Inc.	3.850%	11/1/42	6,520	7,251
Verizon Communications Inc.	4.125%	8/15/46	6,000	6,951
Verizon Communications Inc.	4.862%	8/21/46	11,275	14,674
Verizon Communications Inc.	4.522%	9/15/48	12,267	15,425

Verizon Communications Inc.	5.012%	4/15/49	7,080	9,502
Verizon Communications Inc.	4.000%	3/22/50	3,500	4,156
Verizon Communications Inc.	5.012%	8/21/54	100	136
Verizon Communications Inc.	4.672%	3/15/55	9,000	11,466
ViacomCBS Inc.	7.875%	7/30/30	2,303	2,686
ViacomCBS Inc.	4.950%	1/15/31	3,700	3,642
ViacomCBS Inc.	5.500%	5/15/33	1,000	972
ViacomCBS Inc.	6.875%	4/30/36	4,655	5,268
ViacomCBS Inc.	5.900%	10/15/40	875	838
ViacomCBS Inc.	4.850%	7/1/42	1,486	1,260
ViacomCBS Inc.	4.375%	3/15/43	2,000	1,761
ViacomCBS Inc.	5.850%	9/1/43	3,894	4,006
ViacomCBS Inc.	4.900%	8/15/44	1,661	1,466
ViacomCBS Inc .	4.600%	1/15/45	800	680
Vodafone Group plc	6.250%	11/30/32	1,750	1,997
Vodafone Group plc	6.150%	2/27/37	2,436	2,816
Vodafone Group plc	5.000%	5/30/38	4,915	5,460
Vodafone Group plc	4.375%	2/19/43	6,100	6,308
Vodafone Group plc	5.250%	5/30/48	8,759	10,621
Vodafone Group plc	4.875%	6/19/49	5,300	5,850
Vodafone Group plc	4.250%	9/17/50	4,625	4,702
Vodafone Group plc	5.125%	6/19/59	1,575	1,826
Walt Disney Co.	7.000%	3/1/32	2,565	3,715
Walt Disney Co.	6.550%	3/15/33	696	908
Walt Disney Co.	6.200%	12/15/34	3,015	4,094
Walt Disney Co.	6.400%	12/15/35	3,712	5,257
Walt Disney Co.	6.150%	3/1/37	7,073	9,222
Walt Disney Co.	6.650%	11/15/37	200	290
Walt Disney Co.	4.625%	3/23/40	1,115	1,367
Walt Disney Co.	6.150%	2/15/41	1,180	1,622
Walt Disney Co.	4.375%	8/16/41	1,414	1,576
Walt Disney Co.	4.125%	12/1/41	1,905	2,140
Walt Disney Co.	3.700%	12/1/42	1,957	2,001
Walt Disney Co.	5.400%	10/1/43	4,285	5,704
Walt Disney Co.	4.750%	9/15/44	2,597	3,224
Walt Disney Co.	4.950%	10/15/45	550	668
Walt Disney Co.	3.000%	7/30/46	500	508
Walt Disney Co.	2.750%	9/1/49	2,650	2,603
Walt Disney Co.	4.700%	3/23/50	3,175	4,149

Consumer Cyclical (2.9%)
Alibaba Group Holding Ltd.	4.500%	11/28/34	1,500	1,761
Alibaba Group Holding Ltd.	4.000%	12/6/37	2,800	3,157
Alibaba Group Holding Ltd.	4.200%	12/6/47	1,900	2,286
Alibaba Group Holding Ltd.	4.400%	12/6/57	3,705	4,991
Amazon.com Inc.	4.800%	12/5/34	3,490	4,540
Amazon.com Inc.	3.875%	8/22/37	9,054	10,827
Amazon.com Inc.	4.950%	12/5/44	5,530	7,687
Amazon.com Inc.	4.050%	8/22/47	6,175	7,915
Amazon.com Inc.	4.250%	8/22/57	9,175	12,422
Aptiv plc	4.400%	10/1/46	275	218
Aptiv plc	5.400%	3/15/49	1,625	1,479
AutoZone Inc.	4.000%	4/15/30	1,650	1,687
BorgWarner Inc.	4.375%	3/15/45	1,600	1,565
Cummins Inc.	4.875%	10/1/43	1,575	1,861
Daimler Finance North America LLC	8.500%	1/18/31	4,188	5,771
Darden Restaurants Inc.	4.550%	2/15/48	1,000	779

eBay Inc.	4.000%	7/15/42	1,000	940
Ford Holdings LLC	9.300%	3/1/30	1,030	878
Ford Motor Co.	7.450%	7/16/31	2,437	1,755
Ford Motor Co.	4.750%	1/15/43	1,805	903
General Motors Co.	5.000%	4/1/35	2,313	1,697
General Motors Co.	6.600%	4/1/36	3,281	2,853
General Motors Co.	5.150%	4/1/38	3,330	2,435
General Motors Co.	6.250%	10/2/43	5,166	4,100
General Motors Co.	5.200%	4/1/45	3,850	2,955
General Motors Co.	6.750%	4/1/46	2,298	1,838
General Motors Co.	5.400%	4/1/48	1,720	1,221
General Motors Co.	5.950%	4/1/49	2,459	1,884
Harley-Davidson Inc.	4.625%	7/28/45	1,605	1,534
Home Depot Inc.	2.700%	4/15/30	2,820	2,874
Home Depot Inc.	5.875%	12/16/36	8,225	11,661
Home Depot Inc.	3.300%	4/15/40	2,820	2,890
Home Depot Inc.	5.950%	4/1/41	2,986	4,175
Home Depot Inc.	4.200%	4/1/43	5,500	6,317
Home Depot Inc.	4.875%	2/15/44	3,488	4,334
Home Depot Inc.	4.400%	3/15/45	3,197	3,742
Home Depot Inc.	4.250%	4/1/46	5,574	6,617
Home Depot Inc.	3.900%	6/15/47	3,528	4,003
Home Depot Inc.	4.500%	12/6/48	2,890	3,604
Home Depot Inc.	3.125%	12/15/49	2,000	2,016
Home Depot Inc.	3.350%	4/15/50	1,500	1,563
Home Depot Inc.	3.500%	9/15/56	2,433	2,433
JD.com Inc.	4.125%	1/14/50	900	919
Kohl's Corp.	5.550%	7/17/45	1,287	877
Lear Corp.	3.500%	5/30/30	725	624
Lear Corp.	5.250%	5/15/49	2,100	1,799
Lowe's Cos. Inc.	4.650%	4/15/42	3,300	3,615
Lowe's Cos. Inc.	4.250%	9/15/44	1,252	1,236
Lowe's Cos. Inc.	4.375%	9/15/45	1,300	1,349
Lowe's Cos. Inc.	3.700%	4/15/46	2,554	2,416
Lowe's Cos. Inc.	4.050%	5/3/47	5,005	4,989
Lowe's Cos. Inc.	4.550%	4/5/49	4,000	4,581
Mastercard Inc.	3.800%	11/21/46	2,600	2,992
Mastercard Inc.	3.950%	2/26/48	1,000	1,179
Mastercard Inc.	3.650%	6/1/49	2,290	2,593
Mastercard Inc.	3.850%	3/26/50	2,475	3,022
McDonald's Corp.	3.600%	7/1/30	2,000	2,110
McDonald's Corp.	4.700%	12/9/35	3,350	3,784
McDonald's Corp.	6.300%	10/15/37	3,033	3,949
McDonald's Corp.	6.300%	3/1/38	2,571	3,264
McDonald's Corp.	5.700%	2/1/39	1,600	1,915
McDonald's Corp.	4.875%	7/15/40	400	435
McDonald's Corp.	3.700%	2/15/42	2,419	2,423
McDonald's Corp.	3.625%	5/1/43	825	802
McDonald's Corp.	4.600%	5/26/45	3,065	3,430
McDonald's Corp.	4.875%	12/9/45	1,521	1,797
McDonald's Corp.	4.450%	3/1/47	2,284	2,482
McDonald's Corp.	4.450%	9/1/48	2,330	2,577
McDonald's Corp.	3.625%	9/1/49	2,100	2,127
McDonald's Corp.	4.200%	4/1/50	1,000	1,113
NIKE Inc.	3.250%	3/27/40	3,200	3,339
NIKE Inc.	3.625%	5/1/43	1,000	1,100
NIKE Inc.	3.875%	11/1/45	3,019	3,673

NIKE Inc.	3.375%	11/1/46	1,200	1,247
NIKE Inc.	3.375%	3/27/50	3,000	3,294
Nordstrom Inc.	4.375%	4/1/30	1,400	1,097
Nordstrom Inc.	5.000%	1/15/44	3,024	2,122
O'Reilly Automotive Inc.	4.200%	4/1/30	1,000	1,034
QVC Inc.	5.450%	8/15/34	1,175	902
Starbucks Corp.	4.300%	6/15/45	1,585	1,686
Starbucks Corp.	3.750%	12/1/47	1,758	1,772
Starbucks Corp.	4.500%	11/15/48	3,310	3,689
Starbucks Corp.	4.450%	8/15/49	2,735	3,133
Target Corp.	2.650%	9/15/30	500	513
Target Corp.	6.350%	11/1/32	619	822
Target Corp.	6.500%	10/15/37	1,212	1,728
Target Corp.	7.000%	1/15/38	2,000	2,974
Target Corp.	4.000%	7/1/42	4,508	5,286
Target Corp.	3.625%	4/15/46	2,050	2,298
Target Corp.	3.900%	11/15/47	2,000	2,360
TJX Cos. Inc.	3.875%	4/15/30	1,000	1,034
TJX Cos. Inc.	4.500%	4/15/50	1,400	1,521
Visa Inc.	2.050%	4/15/30	3,000	2,996
Visa Inc.	4.150%	12/14/35	6,243	7,843
Visa Inc.	2.700%	4/15/40	2,750	2,730
Visa Inc.	4.300%	12/14/45	5,756	7,215
Visa Inc.	3.650%	9/15/47	3,173	3,542
Walgreen Co.	4.400%	9/15/42	1,864	1,820
Walgreens Boots Alliance Inc.	4.500%	11/18/34	1,500	1,396
Walgreens Boots Alliance Inc.	4.800%	11/18/44	4,000	3,931
Walgreens Boots Alliance Inc.	4.650%	6/1/46	2,061	1,756
Walmart Inc.	5.250%	9/1/35	6,751	9,348
Walmart Inc.	6.200%	4/15/38	6,077	8,611
Walmart Inc.	3.950%	6/28/38	3,378	4,003
Walmart Inc.	5.625%	4/1/40	2,789	3,901
Walmart Inc.	4.875%	7/8/40	1,590	2,047
Walmart Inc.	5.000%	10/25/40	2,015	2,641
Walmart Inc.	5.625%	4/15/41	3,406	4,743
Walmart Inc.	4.000%	4/11/43	1,776	2,141
Walmart Inc.	4.300%	4/22/44	1,769	2,137
Walmart Inc.	3.625%	12/15/47	3,230	3,788
Walmart Inc.	4.050%	6/29/48	9,740	12,233
Walmart Inc.	2.950%	9/24/49	70	77
Western Union Co.	6.200%	11/17/36	1,500	1,446

Consumer Noncyclical (9.0%)
Abbott Laboratories	4.750%	11/30/36	6,000	7,587
Abbott Laboratories	6.150%	11/30/37	2,078	2,977
Abbott Laboratories	6.000%	4/1/39	1,845	2,438
Abbott Laboratories	5.300%	5/27/40	1,268	1,652
Abbott Laboratories	4.750%	4/15/43	1,075	1,435
Abbott Laboratories	4.900%	11/30/46	7,334	10,033
AbbVie Inc.	4.500%	5/14/35	8,365	9,238
AbbVie Inc.	4.300%	5/14/36	5,743	6,225
4 AbbVie Inc.	4.050%	11/21/39	6,875	7,185
AbbVie Inc.	4.400%	11/6/42	10,073	11,291
AbbVie Inc.	4.700%	5/14/45	10,615	11,923
AbbVie Inc.	4.450%	5/14/46	4,460	4,830
AbbVie Inc.	4.875%	11/14/48	5,000	5,759
4 AbbVie Inc.	4.250%	11/21/49	16,500	17,705

Adventist Health System/West	3.630%	3/1/49	925	969
Advocate Health & Hospitals Corp.	4.272%	8/15/48	1,450	1,734
Advocate Health & Hospitals Corp.	3.387%	10/15/49	1,100	1,236
AHS Hospital Corp.	5.024%	7/1/45	1,450	1,863
Allergan Finance LLC	4.625%	10/1/42	4,325	5,146
Allergan Funding SCS	4.550%	3/15/35	4,832	5,242
Allergan Funding SCS	4.850%	6/15/44	3,400	3,884
Allergan Funding SCS	4.750%	3/15/45	225	233
Allina Health System	3.887%	4/15/49	1,000	1,077
Altria Group Inc.	5.800%	2/14/39	1,800	1,973
Altria Group Inc.	4.250%	8/9/42	3,236	3,137
Altria Group Inc.	4.500%	5/2/43	3,207	3,113
Altria Group Inc.	5.375%	1/31/44	4,790	5,316
Altria Group Inc.	3.875%	9/16/46	1,203	1,084
Altria Group Inc.	5.950%	2/14/49	7,800	9,055
Altria Group Inc.	6.200%	2/14/59	1,885	2,089
AmerisourceBergen Corp.	4.250%	3/1/45	1,000	967
AmerisourceBergen Corp.	4.300%	12/15/47	1,370	1,333
Amgen Inc.	6.400%	2/1/39	1,705	2,362
Amgen Inc.	3.150%	2/21/40	7,008	6,969
Amgen Inc.	4.950%	10/1/41	2,645	3,145
Amgen Inc.	5.150%	11/15/41	4,000	4,170
Amgen Inc.	4.400%	5/1/45	9,061	10,642
Amgen Inc.	4.563%	6/15/48	4,502	5,412
Amgen Inc.	3.375%	2/21/50	8,250	8,510
Amgen Inc.	4.663%	6/15/51	2,403	3,047
Anheuser-Busch Cos. LLC / Anheuser-Busch
InBev Worldwide Inc.	4.700%	2/1/36	16,639	17,348
Anheuser-Busch Cos. LLC / Anheuser-Busch
InBev Worldwide Inc.	4.900%	2/1/46	27,769	31,299
Anheuser-Busch InBev Finance Inc.	4.700%	2/1/36	5,622	5,863
Anheuser-Busch InBev Finance Inc.	4.000%	1/17/43	3,453	3,280
Anheuser-Busch InBev Finance Inc.	4.625%	2/1/44	3,825	3,932
Anheuser-Busch InBev Finance Inc.	4.900%	2/1/46	4,000	4,434
Anheuser-Busch InBev Worldwide Inc.	4.900%	1/23/31	2,050	2,276
Anheuser-Busch InBev Worldwide Inc.	5.875%	6/15/35	850	1,005
Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	4,569	4,718
Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	1,942	2,874
Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/39	2,920	3,392
Anheuser-Busch InBev Worldwide Inc.	8.000%	11/15/39	1,959	2,696
Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	6,481	7,221
Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	3,620	3,387
Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	8,350	8,854
Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/48	6,427	6,453
Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/49	6,864	8,068
Anheuser-Busch InBev Worldwide Inc.	4.750%	4/15/58	5,540	5,686
Anheuser-Busch InBev Worldwide Inc.	5.800%	1/23/59	2,800	3,427
Archer-Daniels-Midland Co.	5.935%	10/1/32	1,365	1,785
Archer-Daniels-Midland Co.	5.375%	9/15/35	1,640	2,081
Archer-Daniels-Midland Co.	4.535%	3/26/42	1,215	1,344
Archer-Daniels-Midland Co.	4.016%	4/16/43	1,000	1,114
Archer-Daniels-Midland Co.	3.750%	9/15/47	1,000	1,070
Archer-Daniels-Midland Co.	4.500%	3/15/49	1,915	2,300
Ascension Health	2.532%	11/15/29	13	13
Ascension Health	3.106%	11/15/39	900	919
Ascension Health	3.945%	11/15/46	3,000	3,472
3 Ascension Health	4.847%	11/15/53	1,379	1,724

AstraZeneca plc	6.450%	9/15/37	7,098	10,137
AstraZeneca plc	4.000%	9/18/42	1,625	1,812
AstraZeneca plc	4.375%	11/16/45	2,452	3,040
AstraZeneca plc	4.375%	8/17/48	3,050	3,778
BAT Capital Corp.	4.906%	4/2/30	1,400	1,436
BAT Capital Corp.	4.390%	8/15/37	8,245	7,602
BAT Capital Corp.	4.540%	8/15/47	6,691	6,080
BAT Capital Corp.	4.758%	9/6/49	2,750	2,750
BAT Capital Corp.	5.282%	4/2/50	1,000	1,003
Baxalta Inc.	5.250%	6/23/45	1,550	1,898
Baxter International Inc.	3.500%	8/15/46	1,500	1,356
Baylor Scott & White Holdings	4.185%	11/15/45	1,545	1,818
Baylor Scott & White Holdings	3.967%	11/15/46	1,285	1,468
Becton Dickinson & Co.	4.685%	12/15/44	4,359	4,597
Becton Dickinson & Co.	4.669%	6/6/47	3,655	3,855
Biogen Inc.	5.200%	9/15/45	2,006	2,665
Boston Scientific Corp.	7.000%	11/15/35	1,405	2,090
Boston Scientific Corp.	4.550%	3/1/39	1,333	1,442
Boston Scientific Corp.	7.375%	1/15/40	1,004	1,625
Boston Scientific Corp.	4.700%	3/1/49	1,525	1,707
4 Bristol-Myers Squibb Co.	4.125%	6/15/39	4,590	5,516
Bristol-Myers Squibb Co.	3.250%	8/1/42	415	431
4 Bristol-Myers Squibb Co.	5.250%	8/15/43	3,409	4,753
Bristol-Myers Squibb Co.	4.500%	3/1/44	1,514	1,974
4 Bristol-Myers Squibb Co.	4.625%	5/15/44	2,906	3,764
4 Bristol-Myers Squibb Co.	5.000%	8/15/45	4,537	6,053
4 Bristol-Myers Squibb Co.	4.350%	11/15/47	5,034	6,405
4 Bristol-Myers Squibb Co.	4.550%	2/20/48	4,858	6,265
4 Bristol-Myers Squibb Co.	4.250%	10/26/49	11,245	14,057
Brown-Forman Corp.	4.500%	7/15/45	2,225	2,491
Campbell Soup Co.	4.800%	3/15/48	1,350	1,609
Cardinal Health Inc.	4.600%	3/15/43	1,135	1,142
Cardinal Health Inc.	4.500%	11/15/44	1,000	919
Cardinal Health Inc.	4.900%	9/15/45	1,291	1,352
Cardinal Health Inc.	4.368%	6/15/47	857	870
Children's Hospital Corp.	4.115%	1/1/47	1,000	1,234
Children's Hospital Medical Center	4.268%	5/15/44	975	1,236
Church & Dwight Co. Inc.	3.950%	8/1/47	1,325	1,428
Cigna Corp.	4.800%	8/15/38	9,350	10,495
Cigna Corp.	3.200%	3/15/40	1,600	1,482
4 Cigna Corp.	6.125%	11/15/41	1,220	1,568
4 Cigna Corp.	4.800%	7/15/46	6,840	7,707
4 Cigna Corp.	3.875%	10/15/47	2,030	2,058
Cigna Corp.	4.900%	12/15/48	1,535	1,818
City of Hope	5.623%	11/15/43	1,125	1,713
City of Hope	4.378%	8/15/48	1,005	1,351
Cleveland Clinic Foundation	4.858%	1/1/14	1,315	1,809
Coca-Cola Femsa SAB de CV	5.250%	11/26/43	2,075	2,402
Colgate-Palmolive Co.	4.000%	8/15/45	1,000	1,193
Colgate-Palmolive Co.	3.700%	8/1/47	1,210	1,382
3 CommonSpirit Health	4.350%	11/1/42	2,525	2,477
CommonSpirit Health	3.817%	10/1/49	1,100	1,111
CommonSpirit Health	4.187%	10/1/49	3,475	3,255
Conagra Brands Inc.	8.250%	9/15/30	1,055	1,406
Conagra Brands Inc.	5.300%	11/1/38	2,000	2,168
Conagra Brands Inc.	5.400%	11/1/48	2,000	2,253
Constellation Brands Inc.	4.500%	5/9/47	1,430	1,341

Constellation Brands Inc.	4.100%	2/15/48	3,169	2,907
Cottage Health Obligated Group	3.304%	11/1/49	1,500	1,500
CVS Health Corp.	3.750%	4/1/30	1,500	1,544
CVS Health Corp.	4.875%	7/20/35	1,400	1,559
CVS Health Corp.	4.780%	3/25/38	13,623	14,645
CVS Health Corp.	6.125%	9/15/39	2,925	3,506
CVS Health Corp.	4.125%	4/1/40	1,000	1,010
CVS Health Corp.	5.300%	12/5/43	3,500	4,040
CVS Health Corp.	5.125%	7/20/45	7,025	8,058
CVS Health Corp.	5.050%	3/25/48	21,338	24,286
CVS Health Corp.	4.250%	4/1/50	2,200	2,302
Danaher Corp.	4.375%	9/15/45	1,350	1,339
Dartmouth-Hitchcock Health	4.178%	8/1/48	1,025	1,137
DH Europe Finance II Sarl	3.250%	11/15/39	2,500	2,434
DH Europe Finance II Sarl	3.400%	11/15/49	2,475	2,432
Diageo Capital plc	5.875%	9/30/36	1,925	2,488
Diageo Capital plc	3.875%	4/29/43	750	781
Diageo Investment Corp.	7.450%	4/15/35	1,350	1,985
Diageo Investment Corp.	4.250%	5/11/42	1,202	1,309
Dignity Health	4.500%	11/1/42	1,050	1,134
Dignity Health	5.267%	11/1/64	950	1,140
Duke University Health System Inc.	3.920%	6/1/47	1,995	2,288
Eli Lilly & Co.	3.950%	3/15/49	5,425	6,803
Eli Lilly & Co.	4.150%	3/15/59	3,055	3,791
Estee Lauder Cos. Inc.	6.000%	5/15/37	1,200	1,580
Estee Lauder Cos. Inc.	4.375%	6/15/45	1,000	1,138
Estee Lauder Cos. Inc.	4.150%	3/15/47	1,275	1,297
Estee Lauder Cos. Inc.	3.125%	12/1/49	1,325	1,282
Fomento Economico Mexicano SAB de CV	4.375%	5/10/43	2,225	2,367
Fomento Economico Mexicano SAB de CV	3.500%	1/16/50	5,200	4,834
General Mills Inc.	4.550%	4/17/38	810	885
General Mills Inc.	5.400%	6/15/40	2,025	2,446
General Mills Inc.	4.150%	2/15/43	2,100	2,149
Gilead Sciences Inc.	4.600%	9/1/35	4,089	5,241
Gilead Sciences Inc.	4.000%	9/1/36	2,508	2,842
Gilead Sciences Inc.	5.650%	12/1/41	2,170	2,950
Gilead Sciences Inc.	4.800%	4/1/44	5,964	7,521
Gilead Sciences Inc.	4.500%	2/1/45	5,000	6,121
Gilead Sciences Inc.	4.750%	3/1/46	7,002	9,158
Gilead Sciences Inc.	4.150%	3/1/47	3,523	4,271
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	1,825	2,343
GlaxoSmithKline Capital Inc.	6.375%	5/15/38	3,740	5,636
GlaxoSmithKline Capital Inc.	4.200%	3/18/43	1,787	2,028
Hackensack Meridian Health Inc.	4.211%	7/1/48	1,070	1,248
Hackensack Meridian Health Inc.	4.500%	7/1/57	1,000	1,441
3 Hartford HealthCare Corp.	3.447%	7/1/54	1,300	1,243
Hasbro Inc.	6.350%	3/15/40	1,479	1,485
Hasbro Inc.	5.100%	5/15/44	925	779
HCA Inc.	5.125%	6/15/39	3,158	3,237
HCA Inc.	5.500%	6/15/47	5,425	5,859
HCA Inc.	5.250%	6/15/49	4,625	4,966
Hershey Co.	3.125%	11/15/49	1,850	1,677
Indiana University Health Inc. Obligated
Group	3.970%	11/1/48	1,220	1,346
JM Smucker Co.	4.250%	3/15/35	1,525	1,581
JM Smucker Co.	4.375%	3/15/45	675	669
Johns Hopkins Health System Corp.	3.837%	5/15/46	2,125	2,408

Johnson & Johnson	4.950%	5/15/33	900	1,210
Johnson & Johnson	4.375%	12/5/33	1,852	2,382
Johnson & Johnson	3.550%	3/1/36	1,809	2,074
Johnson & Johnson	3.625%	3/3/37	4,099	4,705
Johnson & Johnson	5.950%	8/15/37	4,835	7,233
Johnson & Johnson	3.400%	1/15/38	4,133	4,713
Johnson & Johnson	5.850%	7/15/38	2,315	3,299
Johnson & Johnson	4.500%	9/1/40	1,865	2,372
Johnson & Johnson	4.850%	5/15/41	1,000	1,359
Johnson & Johnson	4.500%	12/5/43	1,554	2,019
Johnson & Johnson	3.700%	3/1/46	5,466	6,731
Johnson & Johnson	3.750%	3/3/47	1,000	1,197
Johnson & Johnson	3.500%	1/15/48	2,941	3,619
Kaiser Foundation Hospitals	4.875%	4/1/42	2,141	2,467
Kaiser Foundation Hospitals	4.150%	5/1/47	4,262	5,051
Kaiser Foundation Hospitals	3.266%	11/1/49	2,825	2,836
Kellogg Co.	7.450%	4/1/31	780	1,039
Kellogg Co.	4.500%	4/1/46	1,934	2,121
Keurig Dr Pepper Inc.	4.985%	5/25/38	1,275	1,371
Keurig Dr Pepper Inc.	4.500%	11/15/45	3,120	3,166
Keurig Dr Pepper Inc.	4.420%	12/15/46	1,175	1,172
Kimberly-Clark Corp.	6.625%	8/1/37	1,425	2,078
Kimberly-Clark Corp.	5.300%	3/1/41	1,354	1,733
Kimberly-Clark Corp.	3.700%	6/1/43	980	1,151
Kimberly-Clark Corp.	3.200%	7/30/46	2,175	2,208
Kimberly-Clark Corp.	2.875%	2/7/50	1,675	1,628
Koninklijke Ahold Delhaize NV	5.700%	10/1/40	824	987
Koninklijke Philips NV	6.875%	3/11/38	2,325	3,297
Koninklijke Philips NV	5.000%	3/15/42	1,560	1,897
Kroger Co.	8.000%	9/15/29	775	1,043
Kroger Co.	7.500%	4/1/31	670	923
Kroger Co.	6.900%	4/15/38	550	750
Kroger Co.	5.400%	7/15/40	1,130	1,287
Kroger Co.	5.000%	4/15/42	1,550	1,684
Kroger Co.	5.150%	8/1/43	1,250	1,381
Kroger Co.	3.875%	10/15/46	1,000	980
Kroger Co.	4.450%	2/1/47	875	955
Kroger Co.	4.650%	1/15/48	1,000	1,075
Kroger Co.	5.400%	1/15/49	1,575	1,887
Kroger Co.	3.950%	1/15/50	2,000	2,112
Laboratory Corp. of America Holdings	4.700%	2/1/45	2,849	3,221
3 Mayo Clinic	3.774%	11/15/43	575	689
3 Mayo Clinic	4.000%	11/15/47	1,200	1,518
3 Mayo Clinic	4.128%	11/15/52	1,000	1,316
McCormick & Co. Inc.	4.200%	8/15/47	925	960
Mead Johnson Nutrition Co.	5.900%	11/1/39	1,680	2,185
Mead Johnson Nutrition Co.	4.600%	6/1/44	2,469	2,838
3 MedStar Health Inc.	3.626%	8/15/49	750	809
Medtronic Inc.	4.375%	3/15/35	7,226	8,866
Medtronic Inc.	4.625%	3/15/45	6,725	8,987
Memorial Health Services	3.447%	11/1/49	1,000	1,023
Memorial Sloan-Kettering Cancer Center	5.000%	7/1/42	950	1,231
Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	1,270	1,519
Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	1,198	1,415
Merck & Co. Inc.	6.500%	12/1/33	2,100	2,993
Merck & Co. Inc.	6.550%	9/15/37	1,100	1,591
Merck & Co. Inc.	3.900%	3/7/39	3,677	4,273

Merck & Co. Inc.	3.600%	9/15/42	2,329	2,614
Merck & Co. Inc.	4.150%	5/18/43	1,309	1,542
Merck & Co. Inc.	3.700%	2/10/45	4,530	5,322
Merck & Co. Inc.	4.000%	3/7/49	3,855	4,854
Molson Coors Beverage Co.	5.000%	5/1/42	4,465	4,457
Molson Coors Beverage Co.	4.200%	7/15/46	3,737	3,385
Mondelez International Inc.	4.625%	5/7/48	1,176	1,292
3 Montefiore Obligated Group	5.246%	11/1/48	1,700	1,767
Montefiore Obligated Group	4.287%	9/1/50	650	564
3 Mount Sinai Hospitals Group Inc.	3.981%	7/1/48	1,150	1,214
3 Mount Sinai Hospitals Group Inc.	3.737%	7/1/49	1,450	1,473
Mylan Inc.	5.400%	11/29/43	1,950	1,987
Mylan Inc.	5.200%	4/15/48	1,875	1,847
Mylan NV	5.250%	6/15/46	2,000	2,016
New York & Presbyterian Hospital	4.024%	8/1/45	1,305	1,442
New York & Presbyterian Hospital	4.063%	8/1/56	1,075	1,087
New York & Presbyterian Hospital	3.954%	8/1/19	1,600	1,573
Northwell Healthcare Inc.	3.979%	11/1/46	1,750	1,676
Northwell Healthcare Inc.	4.260%	11/1/47	2,750	2,957
Northwell Healthcare Inc.	3.809%	11/1/49	1,025	1,028
Novartis Capital Corp.	2.200%	8/14/30	4,325	4,451
Novartis Capital Corp.	3.700%	9/21/42	2,275	2,636
Novartis Capital Corp.	4.400%	5/6/44	4,283	5,511
Novartis Capital Corp.	4.000%	11/20/45	5,526	6,822
Novartis Capital Corp.	2.750%	8/14/50	2,100	2,185
3 NYU Hospitals Center	4.368%	7/1/47	1,200	1,233
NYU Langone Hospitals	5.750%	7/1/43	925	1,173
NYU Langone Hospitals	4.784%	7/1/44	1,380	1,491
NYU Langone Hospitals	3.380%	7/1/55	1,800	1,679
Orlando Health Obligated Group	4.089%	10/1/48	1,050	1,310
Partners Healthcare System Inc.	3.192%	7/1/49	1,250	1,193
Partners Healthcare System Inc.	4.117%	7/1/55	1,050	1,227
Partners Healthcare System Inc.	3.342%	7/1/60	2,000	1,885
PeaceHealth Obligated Group	4.787%	11/15/48	1,150	1,534
PepsiCo Inc.	4.875%	11/1/40	100	130
PepsiCo Inc.	4.000%	3/5/42	5,528	6,701
PepsiCo Inc.	3.600%	8/13/42	1,625	1,862
PepsiCo Inc.	4.250%	10/22/44	1,893	2,379
PepsiCo Inc.	4.600%	7/17/45	2,924	3,841
PepsiCo Inc.	4.450%	4/14/46	4,680	6,152
PepsiCo Inc.	3.450%	10/6/46	2,675	3,050
PepsiCo Inc.	4.000%	5/2/47	133	161
PepsiCo Inc.	3.375%	7/29/49	3,540	3,981
PepsiCo Inc.	2.875%	10/15/49	3,350	3,466
Perrigo Finance Unlimited Co.	4.900%	12/15/44	936	1,068
Pfizer Inc.	2.625%	4/1/30	1,000	1,046
Pfizer Inc.	4.000%	12/15/36	5,237	5,945
Pfizer Inc.	4.100%	9/15/38	3,180	3,753
Pfizer Inc.	3.900%	3/15/39	2,175	2,547
Pfizer Inc.	7.200%	3/15/39	7,558	11,942
Pfizer Inc.	4.300%	6/15/43	1,882	2,281
Pfizer Inc.	4.400%	5/15/44	2,500	3,072
Pfizer Inc.	4.125%	12/15/46	2,500	3,105
Pfizer Inc.	4.200%	9/15/48	3,600	4,596
Pfizer Inc.	4.000%	3/15/49	2,925	3,493
Philip Morris International Inc.	6.375%	5/16/38	3,558	4,850
Philip Morris International Inc.	4.375%	11/15/41	3,368	3,600

Philip Morris International Inc.	4.500%	3/20/42	3,198	3,512
Philip Morris International Inc.	3.875%	8/21/42	3,490	3,624
Philip Morris International Inc.	4.125%	3/4/43	3,200	3,422
Philip Morris International Inc.	4.875%	11/15/43	1,000	1,171
Philip Morris International Inc.	4.250%	11/10/44	2,429	2,703
Procter & Gamble Co.	5.500%	2/1/34	950	1,252
Procter & Gamble Co.	5.800%	8/15/34	700	945
Procter & Gamble Co.	5.550%	3/5/37	1,650	2,333
Procter & Gamble Co.	3.550%	3/25/40	1,100	1,282
Procter & Gamble Co.	3.500%	10/25/47	2,100	2,396
3 Providence St. Joseph Health Obligated
Group	3.744%	10/1/47	1,395	1,496
3 Providence St. Joseph Health Obligated
Group	3.930%	10/1/48	1,000	1,108
Quest Diagnostics Inc.	2.950%	6/30/30	2,633	2,634
Quest Diagnostics Inc.	4.700%	3/30/45	1,608	1,834
Reynolds American Inc.	5.700%	8/15/35	3,331	3,678
Reynolds American Inc.	7.250%	6/15/37	2,000	2,350
Reynolds American Inc.	6.150%	9/15/43	2,750	2,974
Reynolds American Inc.	5.850%	8/15/45	3,126	3,303
RWJ Barnabas Health Inc.	3.949%	7/1/46	1,475	1,551
RWJ Barnabas Health Inc.	3.477%	7/1/49	650	667
Spectrum Health System Obligated Group	3.487%	7/15/49	1,075	1,116
Stanford Health Care	3.795%	11/15/48	1,550	1,893
Stryker Corp.	4.100%	4/1/43	1,320	1,439
Stryker Corp.	4.375%	5/15/44	1,100	1,250
Stryker Corp.	4.625%	3/15/46	2,000	2,369
Sutter Health	4.091%	8/15/48	1,325	1,434
Sysco Corp.	5.950%	4/1/30	1,500	1,579
Sysco Corp.	6.600%	4/1/40	1,000	1,073
Sysco Corp.	4.850%	10/1/45	1,525	1,550
Sysco Corp.	4.500%	4/1/46	2,160	2,077
Sysco Corp.	4.450%	3/15/48	1,450	1,414
Sysco Corp.	3.300%	2/15/50	1,500	1,088
Sysco Corp.	6.600%	4/1/50	1,250	1,365
3 Texas Health Resources	4.330%	11/15/55	1,000	1,161
Thermo Fisher Scientific Inc.	5.300%	2/1/44	2,088	2,505
Thermo Fisher Scientific Inc.	4.100%	8/15/47	1,026	1,073
Toledo Hospital	5.750%	11/15/38	1,500	1,739
Toledo Hospital	6.015%	11/15/48	1,100	1,206
Trinity Health Corp.	4.125%	12/1/45	1,300	1,424
3 Trinity Health Corp.	3.434%	12/1/48	900	936
Tyson Foods Inc.	4.875%	8/15/34	2,400	2,689
Tyson Foods Inc.	5.150%	8/15/44	1,688	1,980
Tyson Foods Inc.	4.550%	6/2/47	4,305	4,810
Tyson Foods Inc.	5.100%	9/28/48	5,110	6,364
Unilever Capital Corp.	5.900%	11/15/32	2,858	3,772
Whirlpool Corp.	4.500%	6/1/46	800	744
3 Willis-Knighton Medical Center	4.813%	9/1/48	925	1,293
Wyeth LLC	6.500%	2/1/34	2,616	3,752
Wyeth LLC	6.000%	2/15/36	790	1,074
Wyeth LLC	5.950%	4/1/37	5,480	7,740
Zimmer Biomet Holdings Inc.	4.250%	8/15/35	413	388
Zimmer Biomet Holdings Inc.	5.750%	11/30/39	870	927
Zimmer Biomet Holdings Inc.	4.450%	8/15/45	975	904
Zoetis Inc.	4.700%	2/1/43	2,616	3,008
Zoetis Inc.	3.950%	9/12/47	1,371	1,451

Zoetis Inc.	4.450%	8/20/48	1,050	1,213

Energy (3.8%)
Apache Corp.	7.750%	12/15/29	450	279
Apache Corp.	5.100%	9/1/40	1,455	680
Apache Corp.	5.250%	2/1/42	3,490	1,509
Apache Corp.	4.750%	4/15/43	3,530	1,624
Apache Corp.	4.250%	1/15/44	4,215	1,860
Baker Hughes a GE Co. LLC / Baker Hughes
Co-Obligor Inc.	4.080%	12/15/47	3,905	3,111
Baker Hughes Holdings LLC	5.125%	9/15/40	4,063	3,560
BP Capital Markets America Inc.	3.000%	2/24/50	5,000	4,519
Burlington Resources Finance Co.	7.200%	8/15/31	2,360	2,706
Burlington Resources Finance Co.	7.400%	12/1/31	1,550	1,775
Canadian Natural Resources Ltd.	7.200%	1/15/32	1,687	1,818
Canadian Natural Resources Ltd.	6.450%	6/30/33	2,195	1,734
Canadian Natural Resources Ltd.	5.850%	2/1/35	700	588
Canadian Natural Resources Ltd.	6.500%	2/15/37	1,600	1,304
Canadian Natural Resources Ltd.	6.250%	3/15/38	1,550	1,203
Canadian Natural Resources Ltd.	6.750%	2/1/39	1,600	1,230
Canadian Natural Resources Ltd.	4.950%	6/1/47	2,300	1,664
Cenovus Energy Inc.	5.250%	6/15/37	1,625	724
Cenovus Energy Inc.	6.750%	11/15/39	2,310	1,108
Columbia Pipeline Group Inc.	5.800%	6/1/45	1,700	1,779
Concho Resources Inc.	4.875%	10/1/47	2,465	1,898
Concho Resources Inc.	4.850%	8/15/48	1,800	1,373
Conoco Funding Co.	7.250%	10/15/31	1,830	2,469
ConocoPhillips	5.900%	10/15/32	2,050	2,361
ConocoPhillips	5.900%	5/15/38	2,100	2,495
ConocoPhillips	6.500%	2/1/39	2,410	3,034
ConocoPhillips Canada Funding Co. I	5.950%	10/15/36	1,695	1,911
ConocoPhillips Co.	4.300%	11/15/44	2,000	1,921
ConocoPhillips Co.	5.950%	3/15/46	1,275	1,520
Continental Resources Inc.	4.900%	6/1/44	490	213
Devon Energy Corp.	7.950%	4/15/32	1,300	1,295
Devon Energy Corp.	5.600%	7/15/41	2,329	1,348
Devon Energy Corp.	4.750%	5/15/42	2,552	1,633
Devon Energy Corp.	5.000%	6/15/45	1,000	643
Devon Financing Co. LLC	7.875%	9/30/31	1,591	1,184
Dominion Energy Gas Holdings LLC	4.800%	11/1/43	1,325	1,308
Dominion Energy Gas Holdings LLC	4.600%	12/15/44	1,150	1,123
Enable Midstream Partners LP	5.000%	5/15/44	1,775	710
Enbridge Energy Partners LP	7.500%	4/15/38	1,381	1,540
Enbridge Energy Partners LP	5.500%	9/15/40	2,025	1,742
Enbridge Energy Partners LP	7.375%	10/15/45	3,115	3,499
Enbridge Inc.	4.500%	6/10/44	1,575	1,331
Enbridge Inc.	4.000%	11/15/49	1,000	904
Energy Transfer Operating LP	3.750%	5/15/30	4,000	3,125
Energy Transfer Operating LP	4.900%	3/15/35	1,000	761
Energy Transfer Operating LP	6.250%	4/15/49	5,331	4,511
Energy Transfer Operating LP	5.000%	5/15/50	4,050	3,134
Energy Transfer Partners LP	6.625%	10/15/36	1,226	1,068
Energy Transfer Partners LP	5.800%	6/15/38	2,300	1,854
Energy Transfer Partners LP	7.500%	7/1/38	1,755	1,781
Energy Transfer Partners LP	6.050%	6/1/41	1,000	880
Energy Transfer Partners LP	6.500%	2/1/42	3,130	2,821
Energy Transfer Partners LP	5.150%	2/1/43	1,299	913

Energy Transfer Partners LP	5.950%	10/1/43	1,500	1,223
Energy Transfer Partners LP	5.150%	3/15/45	3,051	2,365
Energy Transfer Partners LP	6.125%	12/15/45	3,120	2,574
Energy Transfer Partners LP	5.300%	4/15/47	2,595	1,985
Energy Transfer Partners LP	6.000%	6/15/48	3,050	2,413
Enterprise Products Operating LLC	6.875%	3/1/33	1,000	1,173
Enterprise Products Operating LLC	6.650%	10/15/34	1,245	1,443
Enterprise Products Operating LLC	7.550%	4/15/38	1,175	1,495
Enterprise Products Operating LLC	6.125%	10/15/39	2,185	2,416
Enterprise Products Operating LLC	5.950%	2/1/41	3,303	3,574
Enterprise Products Operating LLC	5.700%	2/15/42	2,375	2,320
Enterprise Products Operating LLC	4.850%	8/15/42	2,480	2,296
Enterprise Products Operating LLC	4.450%	2/15/43	1,745	1,649
Enterprise Products Operating LLC	4.850%	3/15/44	3,463	3,528
Enterprise Products Operating LLC	5.100%	2/15/45	4,640	4,624
Enterprise Products Operating LLC	4.900%	5/15/46	2,225	2,151
Enterprise Products Operating LLC	4.250%	2/15/48	5,600	5,230
Enterprise Products Operating LLC	4.800%	2/1/49	3,140	3,155
Enterprise Products Operating LLC	4.200%	1/31/50	4,005	3,795
Enterprise Products Operating LLC	3.700%	1/31/51	1,600	1,479
Enterprise Products Operating LLC	4.950%	10/15/54	2,167	2,117
Enterprise Products Operating LLC	3.950%	1/31/60	3,000	2,525
EOG Resources Inc.	3.900%	4/1/35	2,487	2,426
Exxon Mobil Corp.	2.995%	8/16/39	2,200	2,196
Exxon Mobil Corp.	4.227%	3/19/40	1,000	1,155
Exxon Mobil Corp.	3.567%	3/6/45	3,300	3,415
Exxon Mobil Corp.	4.114%	3/1/46	6,131	7,214
Exxon Mobil Corp.	3.095%	8/16/49	5,675	5,769
Exxon Mobil Corp.	4.327%	3/19/50	7,000	8,493
Halliburton Co.	4.850%	11/15/35	3,300	2,450
Halliburton Co.	6.700%	9/15/38	1,124	977
Halliburton Co.	4.500%	11/15/41	2,725	2,166
Halliburton Co.	4.750%	8/1/43	3,645	2,675
Halliburton Co.	5.000%	11/15/45	2,084	1,630
Hess Corp.	7.300%	8/15/31	1,145	942
Hess Corp.	7.125%	3/15/33	1,250	1,009
Hess Corp.	6.000%	1/15/40	3,572	2,581
Hess Corp.	5.600%	2/15/41	3,000	2,063
Hess Corp.	5.800%	4/1/47	1,400	917
Husky Energy Inc.	6.800%	9/15/37	1,450	1,085
Kinder Morgan Energy Partners LP	7.400%	3/15/31	475	536
Kinder Morgan Energy Partners LP	7.750%	3/15/32	500	518
Kinder Morgan Energy Partners LP	7.300%	8/15/33	2,025	2,161
Kinder Morgan Energy Partners LP	5.800%	3/15/35	1,700	1,707
Kinder Morgan Energy Partners LP	6.500%	2/1/37	1,000	895
Kinder Morgan Energy Partners LP	6.950%	1/15/38	3,744	3,987
Kinder Morgan Energy Partners LP	6.500%	9/1/39	1,870	1,655
Kinder Morgan Energy Partners LP	6.550%	9/15/40	1,400	1,342
Kinder Morgan Energy Partners LP	6.375%	3/1/41	2,515	2,616
Kinder Morgan Energy Partners LP	5.625%	9/1/41	1,500	1,469
Kinder Morgan Energy Partners LP	5.000%	8/15/42	1,825	1,687
Kinder Morgan Energy Partners LP	4.700%	11/1/42	1,750	1,644
Kinder Morgan Energy Partners LP	5.000%	3/1/43	1,425	1,268
Kinder Morgan Energy Partners LP	5.500%	3/1/44	2,113	1,931
Kinder Morgan Energy Partners LP	5.400%	9/1/44	1,945	1,862
Kinder Morgan Inc.	7.800%	8/1/31	1,739	1,996
Kinder Morgan Inc.	7.750%	1/15/32	1,925	2,199

Kinder Morgan Inc.	5.300%	12/1/34	3,421	3,286
Kinder Morgan Inc.	5.550%	6/1/45	4,530	4,631
Kinder Morgan Inc.	5.050%	2/15/46	2,193	2,186
Kinder Morgan Inc.	5.200%	3/1/48	985	1,114
Magellan Midstream Partners LP	5.150%	10/15/43	2,665	2,545
Magellan Midstream Partners LP	4.250%	9/15/46	1,860	1,954
Magellan Midstream Partners LP	4.200%	10/3/47	2,605	2,133
Magellan Midstream Partners LP	3.950%	3/1/50	1,000	851
Marathon Oil Corp.	6.800%	3/15/32	1,700	1,148
Marathon Oil Corp.	6.600%	10/1/37	2,240	1,445
Marathon Oil Corp.	5.200%	6/1/45	1,500	891
Marathon Petroleum Corp.	6.500%	3/1/41	1,813	1,657
Marathon Petroleum Corp.	4.750%	9/15/44	2,416	1,885
Marathon Petroleum Corp.	4.500%	4/1/48	2,475	1,900
Marathon Petroleum Corp.	5.000%	9/15/54	2,100	1,386
MPLX LP	4.500%	4/15/38	2,205	1,590
MPLX LP	5.200%	3/1/47	2,790	2,224
4 MPLX LP	5.200%	12/1/47	2,045	1,641
MPLX LP	4.700%	4/15/48	4,135	2,864
MPLX LP	5.500%	2/15/49	4,475	3,781
MPLX LP	4.900%	4/15/58	2,025	1,154
National Oilwell Varco Inc.	3.950%	12/1/42	3,375	2,126
Noble Energy Inc.	6.000%	3/1/41	2,575	1,854
Noble Energy Inc.	5.250%	11/15/43	2,905	1,656
Noble Energy Inc.	5.050%	11/15/44	3,381	1,974
Noble Energy Inc.	4.950%	8/15/47	1,725	1,050
Noble Energy Inc.	4.200%	10/15/49	125	68
Occidental Petroleum Corp.	4.300%	8/15/39	610	259
Occidental Petroleum Corp.	4.500%	7/15/44	1,500	615
Occidental Petroleum Corp.	4.625%	6/15/45	1,505	643
Occidental Petroleum Corp.	4.400%	4/15/46	2,800	1,197
Occidental Petroleum Corp.	4.100%	2/15/47	2,097	886
Occidental Petroleum Corp.	4.200%	3/15/48	2,825	1,194
ONEOK Inc.	6.000%	6/15/35	1,335	1,325
ONEOK Inc.	4.950%	7/13/47	850	669
ONEOK Inc.	5.200%	7/15/48	3,075	2,400
ONEOK Inc.	4.450%	9/1/49	2,150	1,663
ONEOK Partners LP	6.650%	10/1/36	2,650	2,345
ONEOK Partners LP	6.850%	10/15/37	1,050	974
ONEOK Partners LP	6.125%	2/1/41	2,100	1,938
ONEOK Partners LP	6.200%	9/15/43	1,325	1,096
Ovintiv Inc.	8.125%	9/15/30	1,329	678
Ovintiv Inc.	7.375%	11/1/31	1,440	720
Ovintiv Inc.	6.500%	8/15/34	2,290	1,076
Ovintiv Inc.	6.625%	8/15/37	1,400	644
Ovintiv Inc.	6.500%	2/1/38	1,500	675
Petro-Canada	5.350%	7/15/33	1,450	1,430
Petro-Canada	5.950%	5/15/35	2,000	1,856
Petro-Canada	6.800%	5/15/38	1,360	1,431
Phillips 66	4.650%	11/15/34	3,511	3,385
Phillips 66	5.875%	5/1/42	3,180	2,926
Phillips 66	4.875%	11/15/44	5,000	4,905
Phillips 66 Partners LP	4.680%	2/15/45	1,340	1,101
Phillips 66 Partners LP	4.900%	10/1/46	1,900	1,555
Plains All American Pipeline LP / PAA
Finance Corp.	6.650%	1/15/37	1,000	775

Plains All American Pipeline LP / PAA
Finance Corp.	5.150%	6/1/42	1,000	665
Plains All American Pipeline LP / PAA
Finance Corp.	4.300%	1/31/43	1,000	624
Plains All American Pipeline LP / PAA
Finance Corp.	4.700%	6/15/44	2,100	1,407
Plains All American Pipeline LP / PAA
Finance Corp.	4.900%	2/15/45	1,977	1,369
Shell International Finance BV	4.125%	5/11/35	5,932	6,695
Shell International Finance BV	6.375%	12/15/38	6,904	9,847
Shell International Finance BV	5.500%	3/25/40	2,670	3,372
Shell International Finance BV	3.625%	8/21/42	2,357	2,434
Shell International Finance BV	4.550%	8/12/43	3,640	4,172
Shell International Finance BV	4.375%	5/11/45	7,052	8,083
Shell International Finance BV	4.000%	5/10/46	6,682	7,420
Shell International Finance BV	3.750%	9/12/46	3,604	3,797
Shell International Finance BV	3.125%	11/7/49	2,314	2,288
Spectra Energy Partners LP	5.950%	9/25/43	1,357	1,482
Spectra Energy Partners LP	4.500%	3/15/45	2,250	2,030
Suncor Energy Inc.	7.150%	2/1/32	1,730	2,103
Suncor Energy Inc.	5.950%	12/1/34	2,372	2,390
Suncor Energy Inc.	6.500%	6/15/38	2,005	1,949
Suncor Energy Inc.	6.850%	6/1/39	2,860	2,866
Suncor Energy Inc.	4.000%	11/15/47	1,500	1,228
Sunoco Logistics Partners Operations LP	6.100%	2/15/42	1,240	1,066
Sunoco Logistics Partners Operations LP	4.950%	1/15/43	1,500	1,110
Sunoco Logistics Partners Operations LP	5.300%	4/1/44	1,883	1,572
Sunoco Logistics Partners Operations LP	5.350%	5/15/45	3,330	2,568
Sunoco Logistics Partners Operations LP	5.400%	10/1/47	2,882	2,277
Tennessee Gas Pipeline Co. LLC	7.625%	4/1/37	1,085	1,266
Texas Eastern Transmission LP	7.000%	7/15/32	1,425	1,761
Total Capital International SA	3.461%	7/12/49	4,110	4,223
TransCanada PipeLines Ltd.	4.625%	3/1/34	2,847	2,701
TransCanada PipeLines Ltd.	5.600%	3/31/34	800	870
TransCanada PipeLines Ltd.	5.850%	3/15/36	1,350	1,598
TransCanada PipeLines Ltd.	6.200%	10/15/37	3,733	4,351
TransCanada PipeLines Ltd.	4.750%	5/15/38	2,825	2,799
TransCanada PipeLines Ltd.	7.625%	1/15/39	3,105	4,004
TransCanada PipeLines Ltd.	6.100%	6/1/40	3,325	3,659
TransCanada PipeLines Ltd.	5.000%	10/16/43	2,222	2,290
TransCanada PipeLines Ltd.	4.875%	5/15/48	3,050	3,238
TransCanada PipeLines Ltd.	5.100%	3/15/49	2,325	2,608
Transcontinental Gas Pipe Line Co. LLC	5.400%	8/15/41	1,475	1,458
Transcontinental Gas Pipe Line Co. LLC	4.450%	8/1/42	1,495	1,356
Transcontinental Gas Pipe Line Co. LLC	4.600%	3/15/48	1,400	1,251
Valero Energy Corp.	7.500%	4/15/32	2,790	3,160
Valero Energy Corp.	6.625%	6/15/37	5,000	5,155
Valero Energy Corp.	4.900%	3/15/45	2,175	2,229
Western Midstream Operating LP	5.450%	4/1/44	1,700	633
Western Midstream Operating LP	5.300%	3/1/48	1,200	480
Williams Cos. Inc.	7.500%	1/15/31	1,120	1,233
Williams Cos. Inc.	6.300%	4/15/40	4,565	4,634
Williams Cos. Inc.	5.800%	11/15/43	1,225	1,190
Williams Cos. Inc.	5.400%	3/4/44	2,972	2,734
Williams Cos. Inc.	5.750%	6/24/44	1,925	1,733
Williams Cos. Inc.	4.900%	1/15/45	1,500	1,363
Williams Cos. Inc.	5.100%	9/15/45	3,450	3,381

Williams Cos. Inc.	4.850%	3/1/48	1,680	1,560

Other Industrial (0.4%)
3 American University	3.672%	4/1/49	1,375	1,635
3 Boston University	4.061%	10/1/48	875	995
California Institute of Technology	4.321%	8/1/45	1,100	1,327
California Institute of Technology	4.700%	11/1/11	1,355	1,494
California Institute of Technology	3.650%	9/1/19	1,350	1,367
Georgetown University	2.943%	4/1/50	3,965	3,666
Georgetown University	5.215%	10/1/18	200	277
3 Johns Hopkins University	4.083%	7/1/53	1,225	1,362
Leland Stanford Junior University	3.647%	5/1/48	2,310	2,417
3 Massachusetts Institute of Technology	3.959%	7/1/38	1,250	1,430
Massachusetts Institute of Technology	2.989%	7/1/50	1,025	1,045
Massachusetts Institute of Technology	5.600%	7/1/11	2,500	3,954
Massachusetts Institute of Technology	4.678%	7/1/14	1,050	1,396
Massachusetts Institute of Technology	3.885%	7/1/16	495	562
3 Northwestern University	4.643%	12/1/44	1,875	2,344
3 Northwestern University	3.662%	12/1/57	570	605
President & Fellows of Harvard College	3.619%	10/1/37	900	1,016
President & Fellows of Harvard College	4.875%	10/15/40	1,215	1,540
President & Fellows of Harvard College	3.150%	7/15/46	2,550	2,622
3 Trustees of Boston College	3.129%	7/1/52	1,200	1,257
3 University of Chicago	4.003%	10/1/53	1,250	1,429
3 University of Notre Dame du Lac	3.438%	2/15/45	1,400	1,420
University of Notre Dame du Lac	3.394%	2/15/48	1,650	1,801
University of Pennsylvania	4.674%	9/1/12	1,050	1,461
University of Pennsylvania	3.610%	2/15/19	1,200	1,270
3 University of Southern California	3.028%	10/1/39	3,070	3,043
University of Southern California	2.805%	10/1/50	525	500
University of Southern California	3.226%	10/1/20	1,400	1,278
3 William Marsh Rice University	3.574%	5/15/45	2,640	2,712

Technology (3.8%)
Analog Devices Inc.	5.300%	12/15/45	1,040	1,313
Apple Inc.	4.500%	2/23/36	4,374	5,424
Apple Inc.	3.850%	5/4/43	10,094	12,021
Apple Inc.	4.450%	5/6/44	3,185	4,080
Apple Inc.	3.450%	2/9/45	7,665	8,689
Apple Inc.	4.375%	5/13/45	6,907	8,852
Apple Inc.	4.650%	2/23/46	4,269	5,663
Apple Inc.	3.850%	8/4/46	6,057	7,301
Apple Inc.	4.250%	2/9/47	4,895	6,377
Apple Inc.	3.750%	9/12/47	4,199	5,158
Apple Inc.	3.750%	11/13/47	3,403	4,062
Apple Inc.	2.950%	9/11/49	4,700	4,978
Applied Materials Inc.	5.100%	10/1/35	2,100	2,687
Applied Materials Inc.	5.850%	6/15/41	1,800	2,569
Applied Materials Inc.	4.350%	4/1/47	3,000	3,842
Cisco Systems Inc.	5.900%	2/15/39	5,524	8,165
Cisco Systems Inc.	5.500%	1/15/40	5,550	7,980
Corning Inc.	4.700%	3/15/37	975	1,060
Corning Inc.	5.750%	8/15/40	1,763	2,140
Corning Inc.	5.350%	11/15/48	2,000	2,358
Corning Inc.	4.375%	11/15/57	3,200	3,326
Corning Inc.	5.450%	11/15/79	3,300	3,466
4 Dell International LLC / EMC Corp.	8.100%	7/15/36	4,125	4,748

4 Dell International LLC / EMC Corp.	8.350%	7/15/46	6,400	7,567
Fiserv Inc.	4.400%	7/1/49	6,200	6,593
Global Payments Inc.	4.150%	8/15/49	2,095	2,024
Hewlett Packard Enterprise Co.	6.200%	10/15/35	1,000	1,108
Hewlett Packard Enterprise Co.	6.350%	10/15/45	3,265	3,792
HP Inc.	6.000%	9/15/41	3,525	3,823
Intel Corp.	4.000%	12/15/32	3,827	4,370
Intel Corp.	4.800%	10/1/41	2,300	2,883
Intel Corp.	4.250%	12/15/42	925	1,096
Intel Corp.	4.900%	7/29/45	1,475	1,938
Intel Corp.	4.100%	5/19/46	3,538	4,164
Intel Corp.	4.100%	5/11/47	3,125	3,760
Intel Corp.	3.734%	12/8/47	6,900	8,032
Intel Corp.	3.250%	11/15/49	3,600	3,893
Intel Corp.	4.750%	3/25/50	4,160	5,529
Intel Corp.	3.100%	2/15/60	3,150	3,257
Intel Corp.	4.950%	3/25/60	1,465	1,982
International Business Machines Corp.	5.875%	11/29/32	2,400	3,292
International Business Machines Corp.	4.150%	5/15/39	5,805	6,559
International Business Machines Corp.	5.600%	11/30/39	2,200	2,929
International Business Machines Corp.	4.000%	6/20/42	4,254	4,830
International Business Machines Corp.	4.250%	5/15/49	10,483	12,321
Juniper Networks Inc.	5.950%	3/15/41	1,580	1,699
KLA Corp.	5.000%	3/15/49	775	919
KLA Corp.	3.300%	3/1/50	2,000	1,868
Lam Research Corp.	4.875%	3/15/49	2,355	3,055
Microsoft Corp.	3.500%	2/12/35	5,345	6,245
Microsoft Corp.	4.200%	11/3/35	5,609	7,009
Microsoft Corp.	3.450%	8/8/36	5,250	5,860
Microsoft Corp.	4.100%	2/6/37	2,099	2,540
Microsoft Corp.	4.500%	10/1/40	6,375	8,310
Microsoft Corp.	5.300%	2/8/41	375	533
Microsoft Corp.	3.500%	11/15/42	3,300	3,812
Microsoft Corp.	3.750%	5/1/43	1,793	2,132
Microsoft Corp.	4.875%	12/15/43	1,775	2,414
Microsoft Corp.	3.750%	2/12/45	4,639	5,589
Microsoft Corp.	4.450%	11/3/45	8,924	11,717
Microsoft Corp.	3.700%	8/8/46	14,565	17,248
Microsoft Corp.	4.250%	2/6/47	7,119	9,183
Microsoft Corp.	4.000%	2/12/55	5,794	7,319
Microsoft Corp.	4.750%	11/3/55	1,699	2,420
Microsoft Corp.	3.950%	8/8/56	8,243	10,320
Microsoft Corp.	4.500%	2/6/57	4,900	6,755
Motorola Solutions Inc.	5.500%	9/1/44	1,275	1,316
NVIDIA Corp.	2.850%	4/1/30	4,200	4,374
NVIDIA Corp.	3.500%	4/1/40	2,900	3,062
NVIDIA Corp.	3.500%	4/1/50	3,965	4,263
NVIDIA Corp.	3.700%	4/1/60	1,400	1,556
Oracle Corp.	2.950%	4/1/30	9,200	9,278
Oracle Corp.	3.250%	5/15/30	1,304	1,387
Oracle Corp.	4.300%	7/8/34	5,949	6,952
Oracle Corp.	3.900%	5/15/35	4,816	5,199
Oracle Corp.	3.850%	7/15/36	2,415	2,531
Oracle Corp.	3.800%	11/15/37	3,741	3,857
Oracle Corp.	6.125%	7/8/39	5,000	6,719
Oracle Corp.	3.600%	4/1/40	9,200	9,222
Oracle Corp.	5.375%	7/15/40	7,842	10,547

Oracle Corp.	4.500%	7/8/44	2,550	2,947
Oracle Corp.	4.125%	5/15/45	5,600	6,487
Oracle Corp.	4.000%	7/15/46	7,245	7,876
Oracle Corp.	4.000%	11/15/47	6,050	6,618
Oracle Corp.	3.600%	4/1/50	12,000	11,994
Oracle Corp.	4.375%	5/15/55	3,765	4,578
Oracle Corp.	3.850%	4/1/60	8,000	8,144
QUALCOMM Inc.	4.650%	5/20/35	2,645	3,291
QUALCOMM Inc.	4.800%	5/20/45	4,581	5,825
QUALCOMM Inc.	4.300%	5/20/47	2,750	3,300
Seagate HDD Cayman	5.750%	12/1/34	1,000	900
Texas Instruments Inc.	3.875%	3/15/39	1,899	2,200
Texas Instruments Inc.	4.150%	5/15/48	5,425	6,717
Tyco Electronics Group SA	7.125%	10/1/37	1,500	2,012
Verisk Analytics Inc.	5.500%	6/15/45	1,175	1,464

Transportation (1.7%)
3 American Airlines 2019-1 Class AA Pass
Through Trust	3.150%	8/15/33	985	856
Burlington Northern Santa Fe LLC	6.200%	8/15/36	500	660
Burlington Northern Santa Fe LLC	6.150%	5/1/37	1,000	1,290
Burlington Northern Santa Fe LLC	5.750%	5/1/40	2,657	3,430
Burlington Northern Santa Fe LLC	5.050%	3/1/41	2,112	2,509
Burlington Northern Santa Fe LLC	5.400%	6/1/41	1,482	1,836
Burlington Northern Santa Fe LLC	4.950%	9/15/41	1,375	1,654
Burlington Northern Santa Fe LLC	4.400%	3/15/42	2,185	2,476
Burlington Northern Santa Fe LLC	4.375%	9/1/42	2,480	2,796
Burlington Northern Santa Fe LLC	4.450%	3/15/43	2,766	3,233
Burlington Northern Santa Fe LLC	5.150%	9/1/43	2,010	2,553
Burlington Northern Santa Fe LLC	4.900%	4/1/44	1,575	1,958
Burlington Northern Santa Fe LLC	4.550%	9/1/44	3,870	4,614
Burlington Northern Santa Fe LLC	4.150%	4/1/45	3,080	3,568
Burlington Northern Santa Fe LLC	4.700%	9/1/45	1,917	2,306
Burlington Northern Santa Fe LLC	3.900%	8/1/46	2,386	2,625
Burlington Northern Santa Fe LLC	4.125%	6/15/47	2,000	2,316
Burlington Northern Santa Fe LLC	4.050%	6/15/48	1,390	1,617
Burlington Northern Santa Fe LLC	4.150%	12/15/48	2,225	2,588
Burlington Northern Santa Fe LLC	3.550%	2/15/50	1,225	1,338
Canadian National Railway Co.	6.250%	8/1/34	2,170	3,007
Canadian National Railway Co.	6.200%	6/1/36	1,332	1,895
Canadian National Railway Co.	6.375%	11/15/37	615	919
Canadian National Railway Co.	3.200%	8/2/46	2,925	2,891
Canadian National Railway Co.	3.650%	2/3/48	2,500	2,809
Canadian Pacific Railway Co.	7.125%	10/15/31	1,205	1,730
Canadian Pacific Railway Co.	5.750%	3/15/33	1,075	1,530
Canadian Pacific Railway Co.	4.800%	9/15/35	1,410	1,681
Canadian Pacific Railway Co.	5.950%	5/15/37	250	353
Canadian Pacific Railway Co.	4.800%	8/1/45	1,470	1,753
Canadian Pacific Railway Co.	6.125%	9/15/15	2,690	3,642
CSX Corp.	6.000%	10/1/36	1,370	1,725
CSX Corp.	6.150%	5/1/37	2,830	3,668
CSX Corp.	6.220%	4/30/40	1,805	2,361
CSX Corp.	5.500%	4/15/41	2,010	2,433
CSX Corp.	4.750%	5/30/42	1,867	2,102
CSX Corp.	4.400%	3/1/43	1,275	1,366
CSX Corp.	4.100%	3/15/44	2,425	2,422
CSX Corp.	3.800%	11/1/46	3,648	3,694

CSX Corp.	4.300%	3/1/48	3,045	3,315
CSX Corp.	4.750%	11/15/48	2,556	2,936
CSX Corp.	4.500%	3/15/49	766	854
CSX Corp.	3.800%	4/15/50	570	600
CSX Corp.	3.950%	5/1/50	1,875	1,956
CSX Corp.	4.500%	8/1/54	1,000	1,003
CSX Corp.	4.250%	11/1/66	660	654
CSX Corp.	4.650%	3/1/68	1,060	1,095
FedEx Corp.	4.900%	1/15/34	1,525	1,588
FedEx Corp.	3.900%	2/1/35	1,895	1,768
FedEx Corp.	3.875%	8/1/42	1,000	883
FedEx Corp.	4.100%	4/15/43	1,700	1,567
FedEx Corp.	5.100%	1/15/44	1,698	1,685
FedEx Corp.	4.100%	2/1/45	2,045	1,802
FedEx Corp.	4.750%	11/15/45	3,683	3,536
FedEx Corp.	4.550%	4/1/46	2,703	2,482
FedEx Corp.	4.400%	1/15/47	2,559	2,342
FedEx Corp.	4.050%	2/15/48	2,175	1,879
FedEx Corp.	4.950%	10/17/48	1,525	1,489
3 JetBlue 2019-1 Class AA Pass Through Trust	2.750%	5/15/32	2,000	1,744
Kansas City Southern	4.300%	5/15/43	1,615	1,677
Kansas City Southern	4.950%	8/15/45	2,160	2,342
Kansas City Southern	4.200%	11/15/69	966	887
Norfolk Southern Corp.	7.050%	5/1/37	345	477
Norfolk Southern Corp.	4.837%	10/1/41	2,048	2,392
Norfolk Southern Corp.	3.950%	10/1/42	1,635	1,723
Norfolk Southern Corp.	4.450%	6/15/45	2,340	2,530
Norfolk Southern Corp.	4.650%	1/15/46	2,053	2,433
Norfolk Southern Corp.	3.942%	11/1/47	968	1,009
Norfolk Southern Corp.	4.150%	2/28/48	2,545	2,680
Norfolk Southern Corp.	4.100%	5/15/49	1,715	1,781
Norfolk Southern Corp.	3.400%	11/1/49	1,000	968
Norfolk Southern Corp.	4.050%	8/15/52	546	586
Norfolk Southern Corp.	6.000%	3/15/05	1,305	1,572
Norfolk Southern Corp.	5.100%	8/1/18	1,225	1,351
Union Pacific Corp.	3.375%	2/1/35	675	689
Union Pacific Corp.	3.600%	9/15/37	1,803	1,879
Union Pacific Corp.	4.375%	9/10/38	1,225	1,395
Union Pacific Corp.	3.550%	8/15/39	150	152
Union Pacific Corp.	4.300%	6/15/42	150	170
Union Pacific Corp.	4.250%	4/15/43	1,000	1,124
Union Pacific Corp.	4.150%	1/15/45	1,535	1,693
Union Pacific Corp.	4.050%	11/15/45	2,000	2,166
Union Pacific Corp.	4.050%	3/1/46	1,300	1,387
Union Pacific Corp.	3.350%	8/15/46	1,995	2,003
Union Pacific Corp.	4.000%	4/15/47	2,675	2,859
Union Pacific Corp.	4.500%	9/10/48	1,000	1,137
Union Pacific Corp.	4.300%	3/1/49	2,900	3,229
Union Pacific Corp.	3.250%	2/5/50	3,400	3,367
Union Pacific Corp.	3.799%	10/1/51	821	886
Union Pacific Corp.	3.875%	2/1/55	1,785	1,796
Union Pacific Corp.	4.800%	9/10/58	100	116
4 Union Pacific Corp.	3.839%	3/20/60	5,057	5,373
Union Pacific Corp.	4.375%	11/15/65	2,000	2,169
Union Pacific Corp.	4.100%	9/15/67	1,500	1,541
Union Pacific Corp.	3.750%	2/5/70	1,150	1,213

3 Union Pacific Railroad Co. 2007-3 Pass
Through Trust	6.176%	1/2/31	419	485
3 United Airlines 2018-1 Class AA Pass
Through Trust	3.500%	3/1/30	2,519	2,697
3 United Airlines 2019-1 Class AA Pass
Through Trust	4.150%	8/25/31	1,955	1,780
3 United Airlines 2019-2 Class AA Pass
Through Trust	2.700%	11/1/33	1,250	1,212
United Parcel Service Inc.	6.200%	1/15/38	1,797	2,464
United Parcel Service Inc.	4.875%	11/15/40	2,245	2,638
United Parcel Service Inc.	3.625%	10/1/42	1,672	1,648
United Parcel Service Inc.	3.400%	11/15/46	1,660	1,626
United Parcel Service Inc.	3.750%	11/15/47	2,994	3,148
United Parcel Service Inc.	4.250%	3/15/49	2,770	3,038
United Parcel Service Inc.	3.400%	9/1/49	1,700	1,707
United Parcel Service Inc.	5.300%	4/1/50	1,650	2,150
United Parcel Service of America Inc.	8.375%	4/1/30	550	759
				3,955,255
Utilities (5.7%)
Electric (5.2%)
AEP Texas Inc.	3.800%	10/1/47	1,300	1,258
AEP Texas Inc.	4.150%	5/1/49	590	623
AEP Texas Inc.	3.450%	1/15/50	1,315	1,195
AEP Transmission Co. LLC	4.000%	12/1/46	1,250	1,299
AEP Transmission Co. LLC	3.750%	12/1/47	1,595	1,649
AEP Transmission Co. LLC	4.250%	9/15/48	1,235	1,325
AEP Transmission Co. LLC	3.800%	6/15/49	1,000	1,010
AEP Transmission Co. LLC	3.150%	9/15/49	1,080	981
Alabama Power Co.	6.125%	5/15/38	1,710	2,234
Alabama Power Co.	6.000%	3/1/39	1,063	1,381
Alabama Power Co.	3.850%	12/1/42	1,544	1,373
Alabama Power Co.	4.150%	8/15/44	1,930	2,088
Alabama Power Co.	3.750%	3/1/45	1,642	1,693
Alabama Power Co.	4.300%	1/2/46	1,675	1,887
Alabama Power Co.	3.700%	12/1/47	2,367	2,481
Alabama Power Co.	4.300%	7/15/48	1,405	1,587
Ameren Corp.	3.500%	1/15/31	1,775	1,767
Ameren Illinois Co.	4.150%	3/15/46	927	1,024
Ameren Illinois Co.	3.700%	12/1/47	2,570	2,697
Ameren Illinois Co.	4.500%	3/15/49	1,137	1,368
Ameren Illinois Co.	3.250%	3/15/50	415	416
Appalachian Power Co.	7.000%	4/1/38	1,468	1,976
Appalachian Power Co.	4.400%	5/15/44	1,024	1,088
Appalachian Power Co.	4.450%	6/1/45	1,818	1,933
Appalachian Power Co.	4.500%	3/1/49	1,075	1,153
Arizona Public Service Co.	5.050%	9/1/41	1,380	1,597
Arizona Public Service Co.	4.500%	4/1/42	1,000	1,127
Arizona Public Service Co.	4.350%	11/15/45	875	978
Arizona Public Service Co.	3.750%	5/15/46	1,445	1,512
Arizona Public Service Co.	4.200%	8/15/48	1,350	1,437
Arizona Public Service Co.	4.250%	3/1/49	750	821
Avista Corp.	4.350%	6/1/48	1,300	1,425
Baltimore Gas & Electric Co.	3.500%	8/15/46	1,000	998
Baltimore Gas & Electric Co.	3.750%	8/15/47	900	949
Baltimore Gas & Electric Co.	4.250%	9/15/48	1,175	1,322
Baltimore Gas & Electric Co.	3.200%	9/15/49	1,875	1,662
4 Berkshire Hathaway Energy Co.	3.700%	7/15/30	1,000	1,069

Berkshire Hathaway Energy Co.	6.125%	4/1/36	1,522	1,932
Berkshire Hathaway Energy Co.	5.950%	5/15/37	1,750	2,007
Berkshire Hathaway Energy Co.	5.150%	11/15/43	1,943	2,363
Berkshire Hathaway Energy Co.	4.500%	2/1/45	1,856	2,138
Berkshire Hathaway Energy Co.	3.800%	7/15/48	2,770	2,862
Berkshire Hathaway Energy Co.	4.450%	1/15/49	3,745	4,389
4 Berkshire Hathaway Energy Co.	4.250%	10/15/50	500	571
Black Hills Corp.	4.350%	5/1/33	1,900	2,145
Black Hills Corp.	4.200%	9/15/46	1,145	1,070
CenterPoint Energy Houston Electric LLC	6.950%	3/15/33	955	1,341
CenterPoint Energy Houston Electric LLC	3.550%	8/1/42	1,825	1,608
CenterPoint Energy Houston Electric LLC	4.500%	4/1/44	2,194	2,549
CenterPoint Energy Houston Electric LLC	3.950%	3/1/48	1,000	1,121
CenterPoint Energy Houston Electric LLC	4.250%	2/1/49	1,036	1,223
CenterPoint Energy Inc.	3.700%	9/1/49	200	192
Cleco Corporate Holdings LLC	4.973%	5/1/46	1,175	1,240
Cleveland Electric Illuminating Co.	5.950%	12/15/36	1,219	1,471
CMS Energy Corp.	4.875%	3/1/44	604	643
Commonwealth Edison Co.	5.900%	3/15/36	1,220	1,519
Commonwealth Edison Co.	6.450%	1/15/38	1,039	1,362
Commonwealth Edison Co.	3.800%	10/1/42	1,675	1,769
Commonwealth Edison Co.	4.600%	8/15/43	1,415	1,638
Commonwealth Edison Co.	4.700%	1/15/44	1,450	1,689
Commonwealth Edison Co.	3.700%	3/1/45	1,360	1,418
Commonwealth Edison Co.	4.350%	11/15/45	1,345	1,524
Commonwealth Edison Co.	3.650%	6/15/46	2,150	2,272
Commonwealth Edison Co.	3.750%	8/15/47	2,370	2,542
Commonwealth Edison Co.	4.000%	3/1/48	2,250	2,497
Commonwealth Edison Co.	4.000%	3/1/49	1,174	1,284
Commonwealth Edison Co.	3.200%	11/15/49	800	786
Commonwealth Edison Co.	3.000%	3/1/50	500	494
Connecticut Light & Power Co.	4.300%	4/15/44	2,850	3,218
Connecticut Light & Power Co.	4.000%	4/1/48	1,545	1,723
Consolidated Edison Co. of New York Inc.	3.350%	4/1/30	1,000	1,032
Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	995	1,288
Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	970	1,154
Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	1,320	1,629
Consolidated Edison Co. of New York Inc.	6.300%	8/15/37	1,805	2,446
Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	2,275	3,002
Consolidated Edison Co. of New York Inc.	5.500%	12/1/39	1,550	1,927
Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	1,080	1,300
Consolidated Edison Co. of New York Inc.	4.200%	3/15/42	1,385	1,454
Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	2,000	2,032
Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	1,349	1,475
Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	1,975	2,220
Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	2,725	2,724
Consolidated Edison Co. of New York Inc.	3.875%	6/15/47	1,900	1,894
Consolidated Edison Co. of New York Inc.	4.650%	12/1/48	1,505	1,692
Consolidated Edison Co. of New York Inc.	4.125%	5/15/49	285	303
Consolidated Edison Co. of New York Inc.	4.625%	12/1/54	2,501	2,812
Consolidated Edison Co. of New York Inc.	4.300%	12/1/56	2,150	2,217
Consolidated Edison Co. of New York Inc.	4.000%	11/15/57	1,550	1,494
Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	2,025	2,255
Consolidated Edison Co. of New York Inc.	3.700%	11/15/59	200	191
Consumers Energy Co.	3.950%	5/15/43	1,405	1,544
Consumers Energy Co.	3.250%	8/15/46	1,600	1,608
Consumers Energy Co.	3.950%	7/15/47	1,597	1,788

Consumers Energy Co.	4.050%	5/15/48	1,709	1,931
Consumers Energy Co.	4.350%	4/15/49	2,575	3,130
Consumers Energy Co.	3.750%	2/15/50	50	52
Consumers Energy Co.	3.100%	8/15/50	800	793
Delmarva Power & Light Co.	4.150%	5/15/45	1,300	1,430
Dominion Energy Inc.	3.375%	4/1/30	350	346
Dominion Energy Inc.	6.300%	3/15/33	1,000	1,225
Dominion Energy Inc.	5.250%	8/1/33	1,000	1,061
Dominion Energy Inc.	5.950%	6/15/35	1,240	1,417
Dominion Energy Inc.	4.900%	8/1/41	1,000	1,036
Dominion Energy Inc.	4.050%	9/15/42	820	810
Dominion Energy Inc.	4.700%	12/1/44	795	837
Dominion Energy Inc.	4.600%	3/15/49	1,605	1,536
Dominion Energy South Carolina Inc.	6.625%	2/1/32	1,383	1,872
Dominion Energy South Carolina Inc.	5.300%	5/15/33	1,100	1,284
Dominion Energy South Carolina Inc.	6.050%	1/15/38	1,775	1,992
Dominion Energy South Carolina Inc.	5.450%	2/1/41	1,275	1,562
Dominion Energy South Carolina Inc.	4.600%	6/15/43	1,500	1,814
Dominion Energy South Carolina Inc.	5.100%	6/1/65	1,015	1,275
5 DTE Electric Co.	2.625%	3/1/31	1,400	1,398
DTE Electric Co.	4.000%	4/1/43	1,510	1,633
DTE Electric Co.	3.700%	3/15/45	2,850	3,048
DTE Electric Co.	3.700%	6/1/46	1,550	1,632
DTE Electric Co.	3.750%	8/15/47	1,940	2,039
DTE Electric Co.	4.050%	5/15/48	650	734
DTE Electric Co.	3.950%	3/1/49	200	229
DTE Electric Co.	2.950%	3/1/50	3,362	3,031
DTE Energy Co.	6.375%	4/15/33	1,105	1,357
Duke Energy Carolinas LLC	6.450%	10/15/32	1,078	1,420
Duke Energy Carolinas LLC	6.100%	6/1/37	2,112	2,676
Duke Energy Carolinas LLC	6.050%	4/15/38	1,205	1,547
Duke Energy Carolinas LLC	5.300%	2/15/40	1,465	1,780
Duke Energy Carolinas LLC	4.250%	12/15/41	1,020	1,140
Duke Energy Carolinas LLC	4.000%	9/30/42	1,875	2,107
Duke Energy Carolinas LLC	3.750%	6/1/45	1,980	2,154
Duke Energy Carolinas LLC	3.875%	3/15/46	825	892
Duke Energy Carolinas LLC	3.700%	12/1/47	1,500	1,654
Duke Energy Carolinas LLC	3.950%	3/15/48	2,000	2,239
Duke Energy Carolinas LLC	3.200%	8/15/49	1,900	2,017
Duke Energy Corp.	4.800%	12/15/45	2,350	2,633
Duke Energy Corp.	3.750%	9/1/46	4,599	4,539
Duke Energy Corp.	3.950%	8/15/47	1,444	1,413
Duke Energy Corp.	4.200%	6/15/49	1,125	1,132
Duke Energy Florida LLC	6.350%	9/15/37	2,286	3,077
Duke Energy Florida LLC	6.400%	6/15/38	929	1,341
Duke Energy Florida LLC	5.650%	4/1/40	1,400	1,815
Duke Energy Florida LLC	3.850%	11/15/42	55	58
Duke Energy Florida LLC	3.400%	10/1/46	2,375	2,424
Duke Energy Florida LLC	4.200%	7/15/48	1,750	2,006
Duke Energy Indiana LLC	6.120%	10/15/35	1,206	1,661
Duke Energy Indiana LLC	6.350%	8/15/38	1,915	2,574
Duke Energy Indiana LLC	6.450%	4/1/39	925	1,235
Duke Energy Indiana LLC	4.900%	7/15/43	1,930	2,305
Duke Energy Indiana LLC	3.750%	5/15/46	1,900	2,011
Duke Energy Indiana LLC	3.250%	10/1/49	1,250	1,261
Duke Energy Ohio Inc.	3.700%	6/15/46	1,275	1,361
Duke Energy Ohio Inc.	4.300%	2/1/49	1,375	1,591

Duke Energy Progress LLC	6.300%	4/1/38	1,055	1,357
Duke Energy Progress LLC	4.100%	5/15/42	1,625	1,866
Duke Energy Progress LLC	4.100%	3/15/43	1,245	1,198
Duke Energy Progress LLC	4.375%	3/30/44	925	1,036
Duke Energy Progress LLC	4.150%	12/1/44	1,664	1,832
Duke Energy Progress LLC	4.200%	8/15/45	3,039	3,333
Duke Energy Progress LLC	3.700%	10/15/46	1,681	1,802
Duke Energy Progress LLC	3.600%	9/15/47	1,810	1,910
El Paso Electric Co.	6.000%	5/15/35	725	810
El Paso Electric Co.	5.000%	12/1/44	1,424	1,517
Emera US Finance LP	4.750%	6/15/46	2,153	2,003
Entergy Arkansas LLC	4.200%	4/1/49	150	170
Entergy Louisiana LLC	3.050%	6/1/31	1,205	1,204
Entergy Louisiana LLC	4.000%	3/15/33	2,703	3,005
Entergy Louisiana LLC	4.950%	1/15/45	1,491	1,588
Entergy Louisiana LLC	4.200%	9/1/48	2,200	2,461
Entergy Louisiana LLC	4.200%	4/1/50	645	743
Entergy Mississippi LLC	3.850%	6/1/49	1,400	1,395
Entergy Texas Inc.	4.500%	3/30/39	500	529
Entergy Texas Inc.	3.550%	9/30/49	1,596	1,616
Eversource Energy	3.450%	1/15/50	400	368
Exelon Corp.	4.050%	4/15/30	850	868
Exelon Corp.	4.950%	6/15/35	1,035	1,104
Exelon Corp.	5.625%	6/15/35	3,456	3,955
Exelon Corp.	5.100%	6/15/45	2,849	3,074
Exelon Corp.	4.450%	4/15/46	2,487	2,500
Exelon Corp.	4.700%	4/15/50	750	787
Exelon Generation Co. LLC	6.250%	10/1/39	781	733
Exelon Generation Co. LLC	5.600%	6/15/42	3,353	2,965
FirstEnergy Corp.	7.375%	11/15/31	2,229	2,977
FirstEnergy Corp.	4.850%	7/15/47	4,276	4,773
FirstEnergy Corp.	3.400%	3/1/50	500	483
Florida Power & Light Co.	5.625%	4/1/34	1,279	1,667
Florida Power & Light Co.	4.950%	6/1/35	1,005	1,248
Florida Power & Light Co.	5.650%	2/1/37	1,343	1,752
Florida Power & Light Co.	5.950%	2/1/38	1,000	1,340
Florida Power & Light Co.	5.960%	4/1/39	1,830	2,484
Florida Power & Light Co.	5.690%	3/1/40	1,415	1,883
Florida Power & Light Co.	5.250%	2/1/41	1,650	2,037
Florida Power & Light Co.	4.125%	2/1/42	725	823
Florida Power & Light Co.	4.050%	6/1/42	2,107	2,309
Florida Power & Light Co.	3.800%	12/15/42	1,705	1,795
Florida Power & Light Co.	4.050%	10/1/44	1,582	1,797
Florida Power & Light Co.	3.700%	12/1/47	1,490	1,620
Florida Power & Light Co.	3.950%	3/1/48	2,235	2,639
Florida Power & Light Co.	4.125%	6/1/48	2,400	2,753
Florida Power & Light Co.	3.990%	3/1/49	1,550	1,770
Florida Power & Light Co.	3.150%	10/1/49	2,250	2,332
Georgia Power Co.	4.750%	9/1/40	1,570	1,561
Georgia Power Co.	4.300%	3/15/42	2,060	2,211
Georgia Power Co.	4.300%	3/15/43	1,210	1,280
Georgia Power Co.	3.700%	1/30/50	2,600	2,665
Iberdrola International BV	6.750%	7/15/36	1,220	1,718
Indiana Michigan Power Co.	6.050%	3/15/37	880	1,096
Indiana Michigan Power Co.	4.550%	3/15/46	1,830	2,019
Indiana Michigan Power Co.	3.750%	7/1/47	1,915	1,865
Indiana Michigan Power Co.	4.250%	8/15/48	825	874

Interstate Power & Light Co.	6.250%	7/15/39	1,764	2,224
Interstate Power & Light Co.	3.700%	9/15/46	650	628
ITC Holdings Corp.	5.300%	7/1/43	1,425	1,555
3 John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	2,495	2,998
Kansas City Power & Light Co.	5.300%	10/1/41	1,375	1,651
Kansas City Power & Light Co.	4.200%	6/15/47	810	898
Kansas City Power & Light Co.	4.200%	3/15/48	1,725	1,916
Kansas City Power & Light Co.	4.125%	4/1/49	1,700	1,915
Kentucky Utilities Co.	5.125%	11/1/40	2,565	3,150
Kentucky Utilities Co.	4.375%	10/1/45	1,825	2,027
Louisville Gas & Electric Co.	4.250%	4/1/49	705	796
MidAmerican Energy Co.	6.750%	12/30/31	925	1,297
MidAmerican Energy Co.	5.750%	11/1/35	1,055	1,439
MidAmerican Energy Co.	5.800%	10/15/36	1,930	2,511
MidAmerican Energy Co.	4.800%	9/15/43	1,575	1,842
MidAmerican Energy Co.	4.400%	10/15/44	1,320	1,562
MidAmerican Energy Co.	4.250%	5/1/46	1,669	1,920
MidAmerican Energy Co.	3.950%	8/1/47	1,625	1,771
MidAmerican Energy Co.	3.650%	8/1/48	2,274	2,445
MidAmerican Energy Co.	4.250%	7/15/49	2,396	2,800
Mississippi Power Co.	4.250%	3/15/42	1,325	1,355
National Rural Utilities Cooperative Finance
Corp.	8.000%	3/1/32	1,125	1,631
National Rural Utilities Cooperative Finance
Corp.	4.023%	11/1/32	2,450	2,716
National Rural Utilities Cooperative Finance
Corp.	4.400%	11/1/48	2,150	2,455
National Rural Utilities Cooperative Finance
Corp.	4.300%	3/15/49	1,150	1,291
Nevada Power Co.	2.400%	5/1/30	1,000	968
Nevada Power Co.	6.650%	4/1/36	775	1,024
Nevada Power Co.	6.750%	7/1/37	970	1,269
Nevada Power Co.	3.125%	8/1/50	2,150	2,007
Northern States Power Co.	6.250%	6/1/36	1,095	1,469
Northern States Power Co.	6.200%	7/1/37	1,250	1,682
Northern States Power Co.	5.350%	11/1/39	1,250	1,636
Northern States Power Co.	4.125%	5/15/44	1,200	1,411
Northern States Power Co.	4.000%	8/15/45	1,010	1,016
Northern States Power Co.	3.600%	5/15/46	1,475	1,534
Northern States Power Co.	2.900%	3/1/50	2,200	2,181
NorthWestern Corp.	4.176%	11/15/44	1,480	1,517
NSTAR Electric Co.	5.500%	3/15/40	1,090	1,306
NSTAR Electric Co.	4.400%	3/1/44	1,010	1,118
Oglethorpe Power Corp.	5.950%	11/1/39	1,165	1,400
Oglethorpe Power Corp.	5.375%	11/1/40	1,830	2,024
Oglethorpe Power Corp.	5.250%	9/1/50	440	477
Ohio Edison Co.	6.875%	7/15/36	1,360	1,818
Ohio Power Co.	4.150%	4/1/48	585	623
Ohio Power Co.	4.000%	6/1/49	1,525	1,595
Oklahoma Gas & Electric Co.	3.250%	4/1/30	1,000	1,002
Oklahoma Gas & Electric Co.	4.150%	4/1/47	1,000	1,104
Oklahoma Gas & Electric Co.	3.850%	8/15/47	1,386	1,421
Oncor Electric Delivery Co. LLC	7.000%	5/1/32	1,000	1,395
Oncor Electric Delivery Co. LLC	7.250%	1/15/33	1,140	1,623
Oncor Electric Delivery Co. LLC	7.500%	9/1/38	1,023	1,512
Oncor Electric Delivery Co. LLC	5.250%	9/30/40	1,000	1,241
Oncor Electric Delivery Co. LLC	4.550%	12/1/41	1,270	1,446

Oncor Electric Delivery Co. LLC	5.300%	6/1/42	1,665	2,213
Oncor Electric Delivery Co. LLC	3.750%	4/1/45	1,000	1,065
Oncor Electric Delivery Co. LLC	3.800%	9/30/47	1,080	1,178
Oncor Electric Delivery Co. LLC	4.100%	11/15/48	1,500	1,695
Oncor Electric Delivery Co. LLC	3.800%	6/1/49	1,625	1,725
Oncor Electric Delivery Co. LLC	3.100%	9/15/49	1,250	1,245
PacifiCorp	7.700%	11/15/31	1,100	1,529
PacifiCorp	5.250%	6/15/35	1,240	1,482
PacifiCorp	6.100%	8/1/36	670	846
PacifiCorp	5.750%	4/1/37	1,728	2,164
PacifiCorp	6.250%	10/15/37	2,570	3,318
PacifiCorp	6.350%	7/15/38	1,165	1,524
PacifiCorp	6.000%	1/15/39	2,787	3,785
PacifiCorp	4.100%	2/1/42	960	933
PacifiCorp	4.125%	1/15/49	2,365	2,598
PacifiCorp	4.150%	2/15/50	1,000	1,130
PECO Energy Co.	5.950%	10/1/36	1,140	1,489
PECO Energy Co.	3.700%	9/15/47	150	158
PECO Energy Co.	3.900%	3/1/48	1,150	1,316
PECO Energy Co.	3.000%	9/15/49	500	482
Potomac Electric Power Co.	6.500%	11/15/37	2,320	3,151
Potomac Electric Power Co.	4.150%	3/15/43	2,640	2,934
PPL Capital Funding Inc.	4.700%	6/1/43	1,281	1,284
PPL Capital Funding Inc.	5.000%	3/15/44	1,239	1,275
PPL Capital Funding Inc.	4.000%	9/15/47	2,624	2,471
PPL Electric Utilities Corp.	6.250%	5/15/39	565	779
PPL Electric Utilities Corp.	4.750%	7/15/43	150	176
PPL Electric Utilities Corp.	4.125%	6/15/44	870	963
PPL Electric Utilities Corp.	4.150%	10/1/45	1,025	1,155
PPL Electric Utilities Corp.	3.950%	6/1/47	2,100	2,283
PPL Electric Utilities Corp.	4.150%	6/15/48	1,800	2,117
Progress Energy Inc.	7.750%	3/1/31	2,615	3,534
Progress Energy Inc.	7.000%	10/30/31	125	157
Progress Energy Inc.	6.000%	12/1/39	900	1,085
PSEG Power LLC	8.625%	4/15/31	1,840	2,477
Public Service Co. of Colorado	6.500%	8/1/38	500	699
Public Service Co. of Colorado	3.600%	9/15/42	1,980	1,997
Public Service Co. of Colorado	4.300%	3/15/44	2,275	2,548
Public Service Co. of Colorado	3.800%	6/15/47	1,400	1,337
Public Service Co. of Colorado	4.100%	6/15/48	1,075	1,225
Public Service Co. of Colorado	4.050%	9/15/49	2,030	2,295
Public Service Co. of New Hampshire	3.600%	7/1/49	1,000	1,021
Public Service Electric & Gas Co.	5.800%	5/1/37	1,748	2,277
Public Service Electric & Gas Co.	3.950%	5/1/42	1,485	1,606
Public Service Electric & Gas Co.	3.650%	9/1/42	1,870	2,063
Public Service Electric & Gas Co.	3.800%	3/1/46	2,137	2,298
Public Service Electric & Gas Co.	3.600%	12/1/47	1,485	1,534
Public Service Electric & Gas Co.	4.050%	5/1/48	1,000	1,101
Public Service Electric & Gas Co.	3.850%	5/1/49	3,000	3,250
Puget Sound Energy Inc.	6.274%	3/15/37	995	1,325
Puget Sound Energy Inc.	5.757%	10/1/39	1,111	1,424
Puget Sound Energy Inc.	5.795%	3/15/40	900	1,148
Puget Sound Energy Inc.	5.638%	4/15/41	1,015	1,283
Puget Sound Energy Inc.	4.300%	5/20/45	1,952	2,256
Puget Sound Energy Inc.	4.223%	6/15/48	2,056	2,374
Puget Sound Energy Inc.	3.250%	9/15/49	1,260	1,222
San Diego Gas & Electric Co.	6.000%	6/1/39	560	725

San Diego Gas & Electric Co.	4.500%	8/15/40	985	1,053
San Diego Gas & Electric Co.	3.750%	6/1/47	1,910	1,925
San Diego Gas & Electric Co.	4.150%	5/15/48	1,350	1,445
5 San Diego Gas & Electric Co.	3.320%	4/15/50	2,000	2,006
Southern California Edison Co.	6.000%	1/15/34	1,185	1,480
Southern California Edison Co.	5.750%	4/1/35	1,070	1,335
Southern California Edison Co.	5.350%	7/15/35	1,095	1,314
Southern California Edison Co.	5.625%	2/1/36	2,015	2,318
Southern California Edison Co.	5.550%	1/15/37	690	793
Southern California Edison Co.	5.950%	2/1/38	1,240	1,485
Southern California Edison Co.	6.050%	3/15/39	1,915	2,332
Southern California Edison Co.	5.500%	3/15/40	330	384
Southern California Edison Co.	4.500%	9/1/40	1,605	1,707
Southern California Edison Co.	4.050%	3/15/42	1,740	1,825
Southern California Edison Co.	3.900%	3/15/43	1,825	1,786
Southern California Edison Co.	4.650%	10/1/43	2,040	2,250
Southern California Edison Co.	3.600%	2/1/45	1,815	1,717
Southern California Edison Co.	4.000%	4/1/47	1,345	1,405
Southern California Edison Co.	4.125%	3/1/48	4,840	5,026
Southern California Edison Co.	4.875%	3/1/49	2,000	2,306
Southern California Edison Co.	3.650%	2/1/50	2,000	1,967
Southern Co.	4.250%	7/1/36	1,475	1,510
Southern Co.	4.400%	7/1/46	1,901	1,944
Southern Power Co.	5.150%	9/15/41	1,345	1,303
Southern Power Co.	5.250%	7/15/43	1,055	1,020
Southern Power Co.	4.950%	12/15/46	1,400	1,291
Southwestern Electric Power Co.	6.200%	3/15/40	510	630
Southwestern Electric Power Co.	3.900%	4/1/45	1,490	1,412
Southwestern Electric Power Co.	3.850%	2/1/48	1,355	1,266
Southwestern Public Service Co.	4.500%	8/15/41	1,196	1,308
Southwestern Public Service Co.	3.400%	8/15/46	1,400	1,402
Southwestern Public Service Co.	3.700%	8/15/47	1,225	1,285
Southwestern Public Service Co.	4.400%	11/15/48	1,650	1,773
Southwestern Public Service Co.	3.750%	6/15/49	975	1,019
Tampa Electric Co.	4.100%	6/15/42	1,325	1,348
Tampa Electric Co.	4.350%	5/15/44	685	731
Tampa Electric Co.	4.300%	6/15/48	1,500	1,571
Tampa Electric Co.	4.450%	6/15/49	575	633
Tampa Electric Co.	3.625%	6/15/50	900	912
Toledo Edison Co.	6.150%	5/15/37	685	904
Tucson Electric Power Co.	4.850%	12/1/48	1,265	1,392
Union Electric Co.	5.300%	8/1/37	1,000	1,245
Union Electric Co.	8.450%	3/15/39	1,240	1,993
Union Electric Co.	3.900%	9/15/42	1,000	1,079
Union Electric Co.	3.650%	4/15/45	1,135	1,146
Union Electric Co.	4.000%	4/1/48	1,100	1,206
Virginia Electric & Power Co.	6.000%	1/15/36	1,635	2,049
Virginia Electric & Power Co.	6.000%	5/15/37	2,280	2,893
Virginia Electric & Power Co.	6.350%	11/30/37	1,525	2,120
Virginia Electric & Power Co.	8.875%	11/15/38	2,045	3,249
Virginia Electric & Power Co.	4.000%	1/15/43	1,525	1,605
Virginia Electric & Power Co.	4.650%	8/15/43	1,510	1,714
Virginia Electric & Power Co.	4.450%	2/15/44	2,051	2,326
Virginia Electric & Power Co.	4.200%	5/15/45	1,023	1,104
Virginia Electric & Power Co.	4.000%	11/15/46	1,849	2,047
Virginia Electric & Power Co.	3.800%	9/15/47	1,675	1,793
Virginia Electric & Power Co.	4.600%	12/1/48	2,150	2,453

Virginia Electric & Power Co.	3.300%	12/1/49	1,778	1,817
Westar Energy Inc.	4.125%	3/1/42	1,305	1,380
Westar Energy Inc.	4.100%	4/1/43	1,765	1,980
Westar Energy Inc.	4.250%	12/1/45	1,000	1,117
Wisconsin Electric Power Co.	5.625%	5/15/33	605	793
Wisconsin Electric Power Co.	5.700%	12/1/36	725	947
Wisconsin Electric Power Co.	4.300%	10/15/48	1,050	1,167
Wisconsin Power & Light Co.	6.375%	8/15/37	890	1,184
Wisconsin Power & Light Co.	3.650%	4/1/50	1,000	1,025
Wisconsin Public Service Corp.	3.671%	12/1/42	1,415	1,439
Wisconsin Public Service Corp.	4.752%	11/1/44	1,619	1,753
Xcel Energy Inc.	3.400%	6/1/30	1,000	1,020
Xcel Energy Inc.	6.500%	7/1/36	500	657
Xcel Energy Inc.	3.500%	12/1/49	425	388

Natural Gas (0.4%)
Atmos Energy Corp.	5.500%	6/15/41	1,425	1,784
Atmos Energy Corp.	4.150%	1/15/43	2,060	2,207
Atmos Energy Corp.	4.125%	10/15/44	4,255	4,567
Atmos Energy Corp.	4.125%	3/15/49	900	996
Atmos Energy Corp.	3.375%	9/15/49	500	488
CenterPoint Energy Resources Corp.	5.850%	1/15/41	969	1,157
CenterPoint Energy Resources Corp.	4.100%	9/1/47	450	454
KeySpan Corp.	5.803%	4/1/35	1,000	1,038
NiSource Finance Corp.	5.950%	6/15/41	1,535	1,768
NiSource Finance Corp.	5.250%	2/15/43	1,582	1,668
NiSource Finance Corp.	4.800%	2/15/44	1,275	1,445
NiSource Finance Corp.	5.650%	2/1/45	1,100	1,235
NiSource Finance Corp.	4.375%	5/15/47	3,905	3,858
NiSource Finance Corp.	3.950%	3/30/48	1,492	1,521
ONE Gas Inc.	4.658%	2/1/44	2,000	2,378
ONE Gas Inc.	4.500%	11/1/48	900	993
Piedmont Natural Gas Co. Inc.	4.650%	8/1/43	850	930
Piedmont Natural Gas Co. Inc.	3.640%	11/1/46	650	596
Sempra Energy	3.800%	2/1/38	3,372	3,190
Sempra Energy	6.000%	10/15/39	2,726	3,168
Sempra Energy	4.000%	2/1/48	2,647	2,537
Southern California Gas Co.	5.125%	11/15/40	225	266
Southern California Gas Co.	3.750%	9/15/42	2,350	2,376
Southern California Gas Co.	4.125%	6/1/48	1,450	1,582
Southern California Gas Co.	4.300%	1/15/49	600	662
Southern California Gas Co.	3.950%	2/15/50	1,700	1,911
Southern Co. Gas Capital Corp.	5.875%	3/15/41	1,420	1,622
Southern Co. Gas Capital Corp.	4.400%	6/1/43	1,580	1,537
Southern Co. Gas Capital Corp.	3.950%	10/1/46	975	882
Southern Co. Gas Capital Corp.	4.400%	5/30/47	1,450	1,411
Southwest Gas Corp.	3.800%	9/29/46	1,000	969
Southwest Gas Corp.	4.150%	6/1/49	875	869
Washington Gas Light Co.	3.796%	9/15/46	1,000	1,017
Washington Gas Light Co.	3.650%	9/15/49	550	532

Other Utility (0.1%)
American Water Capital Corp.	6.593%	10/15/37	1,953	2,539
American Water Capital Corp.	4.300%	12/1/42	1,300	1,361
American Water Capital Corp.	4.300%	9/1/45	1,150	1,211
American Water Capital Corp.	4.000%	12/1/46	425	426
American Water Capital Corp.	3.750%	9/1/47	1,326	1,281

American Water Capital Corp.	4.200%	9/1/48	2,850	2,954
American Water Capital Corp.	4.150%	6/1/49	1,780	1,980
Essential Utilities Inc.	4.276%	5/1/49	1,400	1,512
Veolia Environnement SA	6.750%	6/1/38	522	684
				703,631
Total Corporate Bonds (Cost $5,356,121)				5,653,803
Sovereign Bonds (3.6%)
CNOOC Finance 2013 Ltd.	4.250%	5/9/43	3,048	3,533
CNOOC Finance 2013 Ltd.	3.300%	9/30/49	1,250	1,261
CNOOC Finance 2015 Australia Pty Ltd.	4.200%	5/5/45	500	576
CNOOC Nexen Finance 2014 ULC	4.875%	4/30/44	1,650	2,057
Ecopetrol SA	7.375%	9/18/43	2,425	2,428
Ecopetrol SA	5.875%	5/28/45	2,801	2,507
Equinor ASA	5.100%	8/17/40	1,000	1,193
Equinor ASA	4.250%	11/23/41	4,075	4,457
Equinor ASA	3.950%	5/15/43	3,745	3,925
Equinor ASA	4.800%	11/8/43	3,340	3,798
Equinor ASA	3.250%	11/18/49	1,600	1,548
European Investment Bank	4.875%	2/15/36	1,915	2,851
Hydro-Quebec	9.375%	4/15/30	1,572	2,752
Inter-American Development Bank	3.875%	10/28/41	1,580	2,208
Inter-American Development Bank	3.200%	8/7/42	1,000	1,279
Inter-American Development Bank	4.375%	1/24/44	958	1,455
International Bank for Reconstruction &
Development	4.750%	2/15/35	1,225	1,768
6 KFW	0.000%	4/18/36	4,595	3,660
6 KFW	0.000%	6/29/37	4,290	3,371
Nexen Energy ULC	7.875%	3/15/32	1,750	2,667
Nexen Energy ULC	5.875%	3/10/35	2,069	2,749
Nexen Energy ULC	6.400%	5/15/37	1,730	2,321
Nexen Energy ULC	7.500%	7/30/39	2,539	3,978
3 Oriental Republic of Uruguay	4.375%	1/23/31	1,600	1,700
3 Oriental Republic of Uruguay	7.625%	3/21/36	2,000	2,695
3 Oriental Republic of Uruguay	4.125%	11/20/45	2,250	2,242
3 Oriental Republic of Uruguay	5.100%	6/18/50	11,570	12,843
3 Oriental Republic of Uruguay	4.975%	4/20/55	7,540	8,388
4 Petroleos Mexicanos	5.950%	1/28/31	11,618	8,080
Petroleos Mexicanos	6.625%	6/15/35	8,417	5,684
Petroleos Mexicanos	6.625%	6/15/38	2,180	1,597
Petroleos Mexicanos	6.500%	6/2/41	4,641	2,951
Petroleos Mexicanos	5.500%	6/27/44	1,395	842
Petroleos Mexicanos	6.375%	1/23/45	5,185	3,291
Petroleos Mexicanos	5.625%	1/23/46	2,559	1,559
Petroleos Mexicanos	6.750%	9/21/47	16,112	10,499
Petroleos Mexicanos	6.350%	2/12/48	3,680	2,299
4 Petroleos Mexicanos	7.690%	1/23/50	22,953	15,834
4 Petroleos Mexicanos	6.950%	1/28/60	10,718	7,093
Province of British Columbia	7.250%	9/1/36	990	1,723
3 Republic of Chile	2.550%	1/27/32	1,495	1,492
Republic of Chile	3.625%	10/30/42	2,200	2,310
Republic of Chile	3.860%	6/21/47	3,269	3,481
3 Republic of Chile	3.500%	1/25/50	5,915	5,954
Republic of Colombia	10.375%	1/28/33	2,000	2,690
Republic of Colombia	7.375%	9/18/37	4,852	5,916
Republic of Colombia	6.125%	1/18/41	8,175	9,175
3 Republic of Colombia	5.625%	2/26/44	8,063	8,581

3 Republic of Colombia	5.000%	6/15/45	7,847	8,043
Republic of Colombia	5.200%	5/15/49	5,100	5,249
Republic of Hungary	7.625%	3/29/41	5,160	7,934
Republic of Indonesia	2.850%	2/14/30	400	386
Republic of Indonesia	4.350%	1/11/48	2,300	2,314
Republic of Indonesia	5.350%	2/11/49	3,000	3,390
Republic of Indonesia	3.700%	10/30/49	5,050	4,899
Republic of Indonesia	3.500%	2/14/50	800	784
Republic of Italy	5.375%	6/15/33	6,179	7,180
Republic of Italy	4.000%	10/17/49	6,750	6,345
Republic of Korea	4.125%	6/10/44	2,338	3,247
Republic of Korea	3.875%	9/20/48	1,199	1,603
3 Republic of Panama	6.700%	1/26/36	3,806	4,872
3 Republic of Panama	4.500%	5/15/47	2,660	2,859
3 Republic of Panama	4.500%	4/16/50	5,207	5,676
3 Republic of Panama	4.300%	4/29/53	5,800	6,148
3 Republic of Panama	4.500%	4/1/56	7,400	8,035
3 Republic of Panama	3.870%	7/23/60	2,150	2,134
Republic of Peru	2.844%	6/20/30	1,000	1,031
Republic of Peru	8.750%	11/21/33	6,225	9,603
3 Republic of Peru	6.550%	3/14/37	3,642	5,082
Republic of Peru	5.625%	11/18/50	8,266	11,672
Republic of the Philippines	7.750%	1/14/31	2,800	3,920
Republic of the Philippines	6.375%	1/15/32	4,075	5,231
Republic of the Philippines	6.375%	10/23/34	6,358	8,488
Republic of the Philippines	5.000%	1/13/37	4,375	5,223
Republic of the Philippines	3.950%	1/20/40	8,127	8,788
Republic of the Philippines	3.700%	3/1/41	1,272	1,382
Republic of the Philippines	3.700%	2/2/42	7,860	8,719
State of Israel	4.500%	1/30/43	4,270	4,696
State of Israel	4.125%	1/17/48	3,520	3,688
State of Israel	3.375%	1/15/50	6,750	6,449
3 United Mexican States	3.250%	4/16/30	1,000	939
United Mexican States	8.300%	8/15/31	2,950	4,102
United Mexican States	7.500%	4/8/33	2,407	3,246
United Mexican States	6.750%	9/27/34	7,447	9,793
United Mexican States	6.050%	1/11/40	10,349	12,017
United Mexican States	4.750%	3/8/44	20,106	20,357
United Mexican States	5.550%	1/21/45	5,445	5,976
United Mexican States	4.600%	1/23/46	10,251	9,894
United Mexican States	4.350%	1/15/47	3,078	2,947
United Mexican States	4.600%	2/10/48	7,172	7,096
3 United Mexican States	4.500%	1/31/50	9,850	9,545
United Mexican States	5.750%	10/12/10	2,620	2,730
Total Sovereign Bonds (Cost $462,711)				440,973
Taxable Municipal Bonds (3.2%)
Alameda County CA Joint Powers Authority
Lease Revenue	7.046%	12/1/44	1,025	1,520
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	6.449%	2/15/44	755	1,056
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	7.834%	2/15/41	645	939
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	6.053%	2/15/43	550	782
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.939%	2/15/47	1,760	2,429

American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	6.270%	2/15/50	450	601
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	8.084%	2/15/50	2,070	3,493
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	2.574%	4/1/31	1,025	1,042
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.918%	4/1/40	1,095	1,614
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.263%	4/1/49	3,675	5,607
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	7.043%	4/1/50	2,790	4,441
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.907%	10/1/50	1,715	2,738
Broward County FL Airport System Revenue	3.477%	10/1/43	1,120	1,087
California GO	7.700%	11/1/30	1,260	1,300
California GO	4.500%	4/1/33	2,575	2,964
California GO	7.500%	4/1/34	7,080	11,166
California GO	7.950%	3/1/36	1,450	1,456
California GO	4.600%	4/1/38	1,925	2,120
California GO	7.550%	4/1/39	6,495	10,539
California GO	7.300%	10/1/39	5,405	8,305
California GO	7.350%	11/1/39	1,000	1,546
California GO	7.625%	3/1/40	2,665	4,299
California GO	7.600%	11/1/40	6,585	10,958
California State University Systemwide
Revenue	3.899%	11/1/47	1,000	1,163
California State University Systemwide
Revenue	2.975%	11/1/51	1,400	1,394
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.491%	11/1/39	800	916
Chicago IL GO	7.045%	1/1/29	800	919
Chicago IL Metropolitan Water Reclamation
District GO	5.720%	12/1/38	2,045	2,759
Chicago IL O'Hare International Airport
Revenue	6.395%	1/1/40	950	1,330
Chicago IL O'Hare International Airport
Revenue	4.472%	1/1/49	300	336
Chicago IL Transit Authority Sales Tax
Receipts Revenue	6.200%	12/1/40	1,450	1,742
Chicago IL Transit Authority Transfer Tax
Receipts Revenue	6.899%	12/1/40	5,150	6,912
Clark County NV Airport System Revenue	6.820%	7/1/45	1,450	1,924
Commonwealth Financing Authority
Pennsylvania Revenue	4.014%	6/1/33	1,300	1,479
Commonwealth Financing Authority
Pennsylvania Revenue	3.864%	6/1/38	1,000	1,104
Commonwealth Financing Authority
Pennsylvania Revenue	3.807%	6/1/41	975	1,103
Connecticut GO	5.632%	12/1/29	1,500	1,889
Connecticut GO	5.090%	10/1/30	750	890
Connecticut GO	5.850%	3/15/32	1,500	1,841
Cook County IL GO	6.229%	11/15/34	1,050	1,411
Dallas County TX Hospital District Revenue	5.621%	8/15/44	850	1,165
Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	1,445	2,088
Dallas TX Area Rapid Transit Revenue	5.022%	12/1/48	1,515	2,022

Dallas TX Convention Center Hotel
Development Corp. Hotel Revenue	7.088%	1/1/42	1,665	2,351
Dallas TX Independent School District GO	6.450%	2/15/35	1,495	1,505
Dallas-Fort Worth TX International Airport
Revenue	2.994%	11/1/38	950	898
Dallas-Fort Worth TX International Airport
Revenue	3.144%	11/1/45	1,375	1,282
District of Columbia Income Tax Revenue	5.591%	12/1/34	1,000	1,244
District of Columbia Water & Sewer Authority
Public Utility Revenue	4.814%	10/1/14	1,275	1,651
East Bay CA Municipal Utility District Water
System Revenue	5.874%	6/1/40	1,325	1,864
Foothill / Eastern Transportation Corridor
Agency CA Toll Road Revenue	4.094%	1/15/49	725	734
George Washington University DC	4.300%	9/15/44	2,265	2,600
George Washington University DC	4.868%	9/15/45	200	242
George Washington University DC	4.126%	9/15/48	2,525	2,707
Georgia Municipal Electric Power Authority
Revenue	6.637%	4/1/57	3,816	4,996
Georgia Municipal Electric Power Authority
Revenue	6.655%	4/1/57	3,116	4,161
Georgia Municipal Electric Power Authority
Revenue	7.055%	4/1/57	837	1,101
Grand Parkway Transportation Corp. Texas
System Toll Revenue	5.184%	10/1/42	875	1,095
Grand Parkway Transportation Corp . Texas
System Toll Revenue	3.236%	10/1/52	2,900	2,816
Houston TX GO	6.290%	3/1/32	2,500	3,096
Houston TX GO	3.961%	3/1/47	450	505
Illinois GO	5.100%	6/1/33	22,285	22,121
Illinois GO	6.630%	2/1/35	1,770	1,905
Illinois GO	6.725%	4/1/35	1,500	1,621
Illinois GO	7.350%	7/1/35	855	959
Illinois Toll Highway Authority Revenue	6.184%	1/1/34	1,670	2,205
JobsOhio Beverage System Statewide Liquor
Profits Revenue	4.532%	1/1/35	1,050	1,257
JobsOhio Beverage System Statewide Liquor
Profits Revenue	2.833%	1/1/38	1,200	1,169
Kansas Department of Transportation
Highway Revenue	4.596%	9/1/35	1,075	1,308
Los Angeles CA Community College District
GO	6.750%	8/1/49	2,140	3,480
Los Angeles CA Department of Water &
Power Revenue	5.716%	7/1/39	1,025	1,418
Los Angeles CA Department of Water &
Power Revenue	6.166%	7/1/40	625	630
Los Angeles CA Department of Water &
Power Revenue	6.574%	7/1/45	1,575	2,420
Los Angeles CA Department of Water &
Power Revenue	6.603%	7/1/50	1,625	2,613
Los Angeles CA Unified School District GO	5.750%	7/1/34	4,120	5,291
Los Angeles CA Unified School District GO	6.758%	7/1/34	3,065	4,231
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax
Revenue	5.735%	6/1/39	1,800	2,410
Los Angeles County CA Public Works
Financing Authority Lease Revenue	7.618%	8/1/40	700	1,113

Louisville & Jefferson County KY Metropolitan
Sewer District Sewer & Drainage System
Revenue	6.250%	5/15/43	895	1,287
Maryland Transportation Authority Facilities
Projects Revenue	5.888%	7/1/43	850	1,185
Massachusetts GO	4.500%	8/1/31	1,200	1,416
Massachusetts GO	5.456%	12/1/39	3,035	3,722
Massachusetts GO	2.813%	9/1/43	1,320	1,247
Massachusetts GO	2.900%	9/1/49	1,250	1,174
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.715%	8/15/39	1,405	1,900
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	3.395%	10/15/40	950	973
Massachusetts Transportation Fund Revenue	5.731%	6/1/40	1,240	1,662
Metropolitan Government of Nashville &
Davidson County TN Convention Center
Authority Tourism Tax Revenue	6.731%	7/1/43	1,000	1,448
Metropolitan Washington DC/VA Airports
Authority Dulles Toll Road Revenue	7.462%	10/1/46	1,330	1,950
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	4.280%	10/1/41	1,605	1,713
Miami-Dade County FL Water & Sewer
Revenue	3.490%	10/1/42	1,000	1,013
Michigan Finance Authority Revenue (Trinity
Health Credit Group)	3.084%	12/1/34	925	962
Michigan Finance Authority Revenue (Trinity
Health Credit Group)	3.384%	12/1/40	1,650	1,720
Mississippi GO	5.245%	11/1/34	1,100	1,323
Missouri Health & Educational Facilities
Authority Revenue (Washington University)	3.652%	8/15/57	1,400	1,636
New Jersey Transportation Trust Fund
Authority Transportation Program Revenue	4.081%	6/15/39	1,275	1,236
New Jersey Transportation Trust Fund
Authority Transportation Program Revenue	4.131%	6/15/42	1,450	1,404
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	6.561%	12/15/40	1,910	2,551
New Jersey Turnpike Authority Revenue	7.414%	1/1/40	2,464	3,607
New Jersey Turnpike Authority Revenue	7.102%	1/1/41	5,000	7,122
New York City NY GO	5.206%	10/1/31	1,070	1,254
New York City NY GO	6.646%	12/1/31	400	405
New York City NY GO	6.246%	6/1/35	1,075	1,077
New York City NY GO	5.517%	10/1/37	1,175	1,415
New York City NY GO	6.271%	12/1/37	1,450	1,893
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.750%	6/15/41	975	1,399
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.790%	6/15/41	340	342
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.724%	6/15/42	1,030	1,488
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.952%	6/15/42	800	1,181
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	6.011%	6/15/42	1,480	2,195
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.440%	6/15/43	860	1,213
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.882%	6/15/44	1,000	1,492

New York City NY Transitional Finance
Authority Future Tax Revenue	5.267%	5/1/27	20	24
New York City NY Transitional Finance
Authority Future Tax Revenue	5.767%	8/1/36	1,525	1,935
New York City NY Transitional Finance
Authority Future Tax Revenue	5.508%	8/1/37	1,000	1,306
New York City NY Transitional Finance
Authority Future Tax Revenue	5.572%	11/1/38	1,150	1,487
New York City NY Water & Sewer System
Revenue	5.790%	6/15/41	510	514
New York Metropolitan Transportation
Authority Revenue	6.814%	11/15/40	540	706
New York Metropolitan Transportation
Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	2,150	3,076
New York Metropolitan Transportation
Authority Revenue (Transit Revenue)	5.871%	11/15/39	700	917
New York Metropolitan Transportation
Authority Revenue (Transit Revenue)	6.668%	11/15/39	2,615	3,411
New York State Dormitory Authority Revenue	3.142%	7/1/43	350	347
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.427%	3/15/39	500	586
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.628%	3/15/39	1,830	2,165
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.600%	3/15/40	1,320	1,599
New York State Thruway Authority	2.900%	1/1/35	900	889
New York State Thruway Authority	3.500%	1/1/42	1,100	1,112
New York State Urban Development Corp.
Revenue (Personal Income Tax)	3.900%	3/15/33	1,275	1,441
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.770%	3/15/39	1,675	1,831
North Texas Tollway Authority System
Revenue	6.718%	1/1/49	2,835	4,488
Ohio State University General Receipts
Revenue	4.910%	6/1/40	2,175	2,590
Ohio State University General Receipts
Revenue	3.798%	12/1/46	1,150	1,171
Ohio State University General Receipts
Revenue	4.800%	6/1/11	1,782	2,146
Ohio Turnpike Commission Revenue	3.216%	2/15/48	975	980
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	4.879%	12/1/34	1,125	1,257
Oregon Department of Transportation
Highway User Tax Revenue	5.834%	11/15/34	1,180	1,621
Pennsylvania Turnpike Commission Revenue	5.511%	12/1/45	1,110	1,559
Port Authority of New York & New Jersey
Revenue	5.647%	11/1/40	1,695	2,279
Port Authority of New York & New Jersey
Revenue	5.647%	11/1/40	1,625	2,185
Port Authority of New York & New Jersey
Revenue	4.960%	8/1/46	1,000	1,241
Port Authority of New York & New Jersey
Revenue	5.310%	8/1/46	875	928
Port Authority of New York & New Jersey
Revenue	4.031%	9/1/48	675	709
Port Authority of New York & New Jersey
Revenue	4.926%	10/1/51	1,220	1,514

Port Authority of New York & New Jersey
Revenue	4.458%	10/1/62	7,095	7,838
Port Authority of New York & New Jersey
Revenue	4.810%	10/15/65	1,575	1,881
Port Authority of New York & New Jersey
Revenue	3.287%	8/1/69	1,635	1,517
Princeton University	5.700%	3/1/39	1,100	1,487
Regents of the University of California Medical
Center Pooled Revenue	3.006%	5/15/50	2,000	1,819
Regents of the University of California Medical
Center Pooled Revenue	3.256%	5/15/60	2,610	2,444
Regents of the University of California Medical
Center Pooled Revenue	3.706%	5/15/20	840	865
Regional Transportation District of Colorado
Sales Tax Revenue	5.844%	11/1/50	1,010	1,515
Rutgers State University New Jersey Revenue	5.665%	5/1/40	1,185	1,566
Rutgers State University New Jersey Revenue	3.270%	5/1/43	400	400
Rutgers State University New Jersey Revenue	3.915%	5/1/19	700	836
Sales Tax Securitization Corp. Illinois
Revenue	3.587%	1/1/43	2,190	2,253
Sales Tax Securitization Corp. Illinois
Revenue	3.820%	1/1/48	1,050	1,085
Sales Tax Securitization Corp. Illinois
Revenue	4.787%	1/1/48	650	797
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	4.839%	1/1/41	1,520	2,028
San Antonio TX Electric & Gas Systems
Revenue	5.985%	2/1/39	850	1,190
San Antonio TX Electric & Gas Systems
Revenue	5.808%	2/1/41	1,450	2,068
San Antonio TX Electric & Gas Systems
Revenue	4.427%	2/1/42	1,225	1,460
San Diego County CA Regional
Transportation Commission Sales Tax
Revenue	5.911%	4/1/48	1,015	1,435
San Diego County CA Water Authority
Revenue	6.138%	5/1/49	2,000	2,759
San Francisco CA City & County Public
Utilities Commission Water Revenue	6.950%	11/1/50	1,440	2,042
San Jose California Redevelopment Agency
Successor Agency Tax Allocation	3.375%	8/1/34	1,350	1,362
Santa Clara Valley CA Transportation
Authority Sales Tax Revenue	5.876%	4/1/32	1,500	1,865
South Carolina Public Service Authority
Revenue	6.454%	1/1/50	1,300	1,978
Texas A&M University System Revenue
Financing System Revenue	3.100%	7/1/49	1,000	1,009
Texas GO	5.517%	4/1/39	3,290	4,520
Texas GO	3.211%	4/1/44	1,300	1,337
Texas Private Activity Surface Transportation
Corp. Revenue (NTE Mobility Partners)	3.922%	12/31/49	2,150	2,125
Texas Transportation Commission Revenue	5.178%	4/1/30	3,800	4,574
Texas Transportation Commission Revenue	4.681%	4/1/40	950	1,186
University of California Regents Medical
Center Revenue	6.548%	5/15/48	1,350	1,806
University of California Regents Medical
Center Revenue	6.583%	5/15/49	1,075	1,436

University of California Revenue	4.601%	5/15/31	1,000	1,163
University of California Revenue	5.770%	5/15/43	980	1,327
University of California Revenue	4.131%	5/15/45	1,500	1,665
University of California Revenue	5.946%	5/15/45	1,275	1,715
University of California Revenue	4.858%	5/15/12	2,675	3,461
University of Nebraska Student Fee Revenue	3.037%	10/1/49	600	559
University of Pittsburgh PA of the
Commonwealth System of Higher
Education	3.555%	9/15/19	1,475	1,471
University of Southern California	5.250%	10/1/11	1,050	1,694
University of Texas Permanent University
Fund Revenue	3.376%	7/1/47	1,190	1,204
University of Texas Revenue	3.354%	8/15/47	1,000	1,070
University of Texas System Revenue
Financing System Revenue	4.794%	8/15/46	1,075	1,248
University of Virginia Revenue	4.179%	9/1/17	1,025	1,218
Washington GO	5.140%	8/1/40	1,285	1,764
Wisconsin Annual Appropriation Revenue	3.954%	5/1/36	1,650	1,793
Total Taxable Municipal Bonds (Cost $334,888)				396,842
			Shares
Temporary Cash Investment (0.8%)
Money Market Fund (0.8%)
7 Vanguard Market Liquidity Fund (Cost $89,839)	0.943%		899,157	89,808
Total Investments (100.0%) (Cost $10,642,455)				12,291,030
Other Assets and Liabilities-Net (0.0%)				5,884
Net Assets (100%)				12,296,914
Cost rounded to $000.

1 Securities with a value of $1,113,000 have been segregated as initial margin for open futures contracts.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4 Security exempt from registration under Rule 144A of the Securities Act of 1933. S uch securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2020, the aggregate value of these securities was $157,737,000, representing 1.3% of net assets.
5 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of
March 31, 2020.
6 Guaranteed by the Federal Republic of Germany.
7 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
GO—General Obligation Bond.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)

Value and
		Number of	Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
30-Year U.S. Treasury Bond	June 2020	30	5,372	227

Long-Term Bond Index Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in
Vanguard Market Liquidity Fund are valued at that fund's net asset value.
Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates.
The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker.
To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of
Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of
Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the
Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of March 31, 2020, based on the inputs used to value them:

Long-Term Bond Index Fund

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000 )
Investments
Assets
U.S. Government and Agency
Obligations	—	5,709,604	—	5,709,604
Corporate Bonds	—	5,653,803	—	5,653,803
Sovereign Bonds	—	440,973	—	440,973
Taxable Municipal Bonds	—	396,842	—	396,842
Temporary Cash Investments	89,808	—	—	89,808
Total	89,808	12,201,222	—	12,291,030
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	50	—	—	50
1 Represents variation margin on the last day of the reporting period.